Schedule of Investments
(unaudited)
September 30, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.1%
AAR Corp.
(a) (b)
...................... 4,358 $ 284,839
AeroVironment, Inc.
(b)
................. 3,300 661,650
AerSale Corp.
(a) (b)
.................... 4,272 21,573
Archer Aviation, Inc. , Class A
(a) (b)
.......... 29,459 89,261
Astronics Corp.
(b)
.................... 3,641 70,927
Byrna Technologies, Inc.
(b)
.............. 2,178 36,961
Cadre Holdings, Inc. .................. 3,266 123,945
Ducommun, Inc.
(b)
................... 1,777 116,980
Eve Holding, Inc.
(a) (b)
.................. 2,134 6,914
Intuitive Machines, Inc. , Class A
(b)
......... 3,625 29,181
Kratos Defense & Security Solutions, Inc.
(b)
.. 18,620 433,846
Leonardo DRS, Inc.
(b)
................. 8,146 229,880
Mercury Systems, Inc.
(b)
............... 6,915 255,855
Moog, Inc. , Class A .................. 3,585 724,242
National Presto Industries, Inc. ........... 663 49,818
Park Aerospace Corp. ................. 2,528 32,940
Redwire Corp.
(b)
..................... 2,820 19,373
Rocket Lab USA, Inc.
(a) (b)
............... 43,796 426,135
Terran Orbital Corp.
(b)
................. 23,283 5,849
Triumph Group, Inc.
(b)
................. 8,983 115,791
V2X, Inc.
(b)
........................ 1,566 87,477
Virgin Galactic Holdings, Inc.
(b)
........... 2,066 12,602
VirTra, Inc.
(b)
....................... 1,315 8,179
3,844,218
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.
(b)
....... 6,751 109,299
Forward Air Corp. ................... 3,164 112,006
Hub Group, Inc. , Class A ............... 7,633 346,920
Radiant Logistics, Inc.
(b)
............... 4,387 28,208
596,433
Automobile Components — 1.2%
Adient plc
(b)
........................ 11,181 252,355
American Axle & Manufacturing Holdings, Inc.
(b)
14,354 88,708
Cooper-Standard Holdings, Inc.
(b)
......... 2,110 29,266
Dana, Inc. ......................... 16,750 176,880
Dorman Products, Inc.
(b)
............... 3,234 365,830
Fox Factory Holding Corp.
(b)
............. 5,326 221,029
Gentherm, Inc.
(b)
.................... 3,894 181,266
Goodyear Tire & Rubber Co. (The)
(a) (b)
...... 35,870 317,449
Holley, Inc.
(b)
....................... 5,818 17,163
LCI Industries
(a)
..................... 3,065 369,455
Luminar Technologies, Inc. , Class A
(a) (b)
..... 42,100 37,877
Modine Manufacturing Co.
(b)
............ 6,492 862,073
Patrick Industries, Inc.
(a)
............... 2,756 392,372
Phinia, Inc. ........................ 5,422 249,575
Solid Power, Inc. , Class A
(a) (b)
............ 19,650 26,528
Standard Motor Products, Inc. ........... 2,464 81,805
Stoneridge, Inc.
(b)
.................... 3,064 34,286
Visteon Corp.
(b)
..................... 3,447 328,292
XPEL, Inc.
(a) (b) (c)
..................... 3,166 137,309
4,169,518
Automobiles — 0.1%
Canoo, Inc. , Class A
(b)
................. 7,571 7,446
Livewire Group, Inc.
(b)
................. 2,321 14,158
Winnebago Industries, Inc.
(a)
............ 3,458 200,945
222,549
Banks — 9.7%
1st Source Corp. .................... 2,495 149,401
ACNB Corp. ....................... 981 42,840
Amalgamated Financial Corp. ........... 2,379 74,629
Amerant Bancorp, Inc. , Class A .......... 3,596 76,847
Security
Shares
Shares Value
Banks (continued)
Ameris Bancorp ..................... 8,099 $ 505,297
Ames National Corp. ................. 1,111 20,254
Arrow Financial Corp. ................. 1,959 56,145
Associated Banc-Corp. ................ 19,200 413,568
Atlantic Union Bankshares Corp.
(a)
........ 10,838 408,267
Axos Financial, Inc.
(a) (b)
................ 6,864 431,608
Banc of California, Inc. ................ 17,814 262,400
BancFirst Corp. ..................... 2,480 261,020
Bancorp, Inc. (The)
(b)
................. 5,760 308,160
Bank First Corp. .................... 1,255 113,828
Bank of Hawaii Corp.
(a)
................ 4,726 296,651
Bank of Marin Bancorp ................ 2,055 41,285
Bank of NT Butterfield & Son Ltd. (The) ..... 5,962 219,879
Bank7 Corp. ....................... 407 15,250
BankUnited, Inc. .................... 9,013 328,434
Bankwell Financial Group, Inc. ........... 1,001 29,980
Banner Corp. ...................... 4,086 243,362
Bar Harbor Bankshares ............... 1,956 60,323
BayCom Corp. ..................... 1,492 35,390
BCB Bancorp, Inc. ................... 2,193 27,062
Berkshire Hills Bancorp, Inc.
(a)
........... 5,072 136,589
Blue Foundry Bancorp
(b)
............... 3,298 33,804
Bridgewater Bancshares, Inc.
(b)
.......... 2,303 32,633
Brookline Bancorp, Inc. ................ 10,942 110,405
Burke & Herbert Financial Services Corp. ... 1,721 104,964
Business First Bancshares, Inc. .......... 3,118 80,039
Byline Bancorp, Inc. .................. 4,312 115,432
Cadence Bank
(a)
.................... 19,124 609,099
California Bancorp
(b)
.................. 3,023 44,710
Camden National Corp. ............... 1,805 74,583
Capital Bancorp, Inc. ................. 1,075 27,638
Capital City Bank Group, Inc. ............ 1,779 62,781
Capitol Federal Financial, Inc. ........... 15,065 87,980
Carter Bankshares, Inc.
(b)
.............. 3,079 53,544
Cathay General Bancorp ............... 8,618 370,143
Central Pacific Financial Corp. ........... 3,251 95,937
Chemung Financial Corp. .............. 440 21,129
ChoiceOne Financial Services, Inc. ........ 1,129 34,897
Citizens & Northern Corp. .............. 1,779 35,029
Citizens Financial Services, Inc.
(a)
......... 491 28,846
City Holding Co. .................... 1,731 203,202
Civista Bancshares, Inc. ............... 1,975 35,194
CNB Financial Corp. .................. 2,895 69,654
Coastal Financial Corp.
(b)
.............. 1,533 82,767
Colony Bankcorp, Inc. ................ 1,900 29,488
Columbia Financial, Inc.
(b)
.............. 3,235 55,221
Community Financial System, Inc. ........ 6,481 376,352
Community Trust Bancorp, Inc. .......... 2,021 100,363
Community West Bancshares ........... 2,248 43,296
ConnectOne Bancorp, Inc. ............. 4,836 121,142
CrossFirst Bankshares, Inc.
(b)
............ 5,711 95,317
Customers Bancorp, Inc.
(b)
.............. 3,723 172,933
CVB Financial Corp. .................. 16,648 296,667
Dime Community Bancshares, Inc. ........ 4,384 126,259
Eagle Bancorp, Inc. .................. 3,499 79,007
Eastern Bankshares, Inc. .............. 24,040 394,016
Enterprise Bancorp, Inc. ............... 1,148 36,690
Enterprise Financial Services Corp. ....... 4,694 240,614
Equity Bancshares, Inc. , Class A ......... 1,903 77,795
Esquire Financial Holdings, Inc. .......... 818 53,342
ESSA Bancorp, Inc. .................. 1,030 19,797
Farmers & Merchants Bancorp, Inc. ....... 1,698 46,950
Farmers National Banc Corp. ............ 4,586 69,340
FB Financial Corp. ................... 4,546 213,344
Fidelity D&D Bancorp, Inc. .............. 564 27,828

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Financial Institutions, Inc. .............. 1,965 $ 50,049
First Bancorp ...................... 24,570 617,469
First Bancorp, Inc. (The) ............... 1,391 36,611
First Bancshares, Inc. (The)
(a)
........... 3,926 126,142
First Bank ......................... 2,963 45,038
First Busey Corp. .................... 7,106 184,898
First Business Financial Services, Inc. ...... 1,154 52,611
First Commonwealth Financial Corp. ....... 12,700 217,805
First Community Bankshares, Inc. ........ 2,268 97,864
First Financial Bancorp ................ 11,856 299,127
First Financial Bankshares, Inc.
(a)
......... 16,202 599,636
First Financial Corp. .................. 1,546 67,792
First Financial Northwest, Inc.
(a)
.......... 900 20,268
First Foundation, Inc.
(a)
................ 7,998 49,908
First Internet Bancorp ................. 1,061 36,350
First Interstate BancSystem, Inc. , Class A ... 10,166 311,893
First Merchants Corp. ................. 7,555 281,046
First Mid Bancshares, Inc. .............. 2,954 114,940
First of Long Island Corp. (The) .......... 3,385 43,565
First Western Financial, Inc.
(a) (b)
.......... 917 18,340
Five Star Bancorp ................... 2,233 66,387
Flushing Financial Corp. ............... 3,731 54,398
FS Bancorp, Inc. .................... 752 33,456
Fulton Financial Corp. ................. 21,045 381,546
FVCBankcorp, Inc.
(b)
.................. 1,733 22,616
German American Bancorp, Inc. .......... 3,734 144,692
Glacier Bancorp, Inc.
(a)
................ 14,214 649,580
Great Southern Bancorp, Inc. ............ 1,238 70,950
Greene County Bancorp, Inc. ............ 786 24,287
Guaranty Bancshares, Inc. ............. 1,095 37,646
Hancock Whitney Corp. ............... 10,899 557,702
Hanmi Financial Corp. ................ 3,597 66,904
HarborOne Bancorp, Inc. .............. 5,296 68,742
HBT Financial, Inc. ................... 1,855 40,587
Heartland Financial USA, Inc. ........... 5,293 300,113
Heritage Commerce Corp. .............. 8,857 87,507
Heritage Financial Corp. ............... 4,119 89,671
Hilltop Holdings, Inc. .................. 5,966 191,867
Hingham Institution for Savings (The) ...... 194 47,202
Home Bancorp, Inc. .................. 1,076 47,968
Home BancShares, Inc. ............... 23,444 635,098
HomeStreet, Inc. .................... 2,431 38,313
HomeTrust Bancshares, Inc. ............ 2,070 70,546
Hope Bancorp, Inc. .................. 13,842 173,856
Horizon Bancorp, Inc.
(a)
................ 6,151 95,648
Independent Bank Corp. ............... 7,769 391,734
Independent Bank Group, Inc. ........... 4,481 258,374
International Bancshares Corp.
(a)
......... 6,778 405,257
Investar Holding Corp. ................ 1,277 24,774
John Marshall Bancorp, Inc. ............ 1,610 31,846
Kearny Financial Corp. ................ 7,196 49,437
Lakeland Financial Corp. ............... 3,039 197,900
LCNB Corp. ....................... 1,811 27,292
LINKBANCORP, Inc. ................. 2,602 16,679
Live Oak Bancshares, Inc. .............. 4,442 210,418
Mercantile Bank Corp. ................ 2,049 89,582
Metrocity Bankshares, Inc. ............. 2,420 74,100
Metropolitan Bank Holding Corp.
(b)
........ 1,301 68,407
Mid Penn Bancorp, Inc. ................ 1,833 54,678
Middlefield Banc Corp. ................ 888 25,574
Midland States Bancorp, Inc. ............ 2,729 61,075
MidWestOne Financial Group, Inc. ........ 1,893 54,007
MVB Financial Corp. ................. 1,668 32,292
National Bank Holdings Corp. , Class A ..... 4,543 191,260
National Bankshares, Inc. .............. 704 21,050
Security
Shares
Shares Value
Banks (continued)
NB Bancorp, Inc.
(a) (b)
.................. 5,087 $ 94,415
NBT Bancorp, Inc. ................... 5,779 255,605
New York Community Bancorp, Inc.
(a)
...... 31,930 358,574
Nicolet Bankshares, Inc. ............... 1,635 156,355
Northeast Bank ..................... 817 63,015
Northeast Community Bancorp, Inc. ....... 1,375 36,369
Northfield Bancorp, Inc.
(a)
.............. 5,107 59,241
Northrim Bancorp, Inc. ................ 711 50,637
Northwest Bancshares, Inc. ............. 16,000 214,080
Norwood Financial Corp. ............... 849 23,415
Oak Valley Bancorp .................. 678 18,014
OceanFirst Financial Corp. ............. 7,776 144,556
OFG Bancorp ...................... 5,464 245,443
Old National Bancorp ................. 39,215 731,752
Old Second Bancorp, Inc. .............. 5,507 85,854
Orange County Bancorp, Inc. ............ 601 36,252
Origin Bancorp, Inc. .................. 3,914 125,874
Orrstown Financial Services, Inc. ......... 2,419 86,987
Pacific Premier Bancorp, Inc. ............ 11,705 294,498
Park National Corp.
(a)
................. 1,821 305,892
Parke Bancorp, Inc.
(a)
................. 1,688 35,279
Pathward Financial, Inc. ............... 3,182 210,044
PCB Bancorp ...................... 1,351 25,385
Peapack-Gladstone Financial Corp. ....... 2,316 63,482
Peoples Bancorp of North Carolina, Inc. .... 608 15,437
Peoples Bancorp, Inc. ................ 4,312 129,748
Peoples Financial Services Corp.
(a)
........ 1,182 55,412
Pioneer Bancorp, Inc.
(a) (b)
............... 1,483 16,269
Plumas Bancorp
(a)
................... 613 24,998
Ponce Financial Group, Inc.
(b)
........... 2,558 29,903
Preferred Bank ..................... 1,061 85,145
Premier Financial Corp. ............... 4,558 107,022
Primis Financial Corp. ................. 2,525 30,754
Princeton Bancorp, Inc. ................ 601 22,225
Provident Bancorp, Inc.
(b)
.............. 1,943 20,965
Provident Financial Services, Inc. ......... 14,883 276,228
QCR Holdings, Inc. .................. 2,102 155,611
RBB Bancorp ...................... 2,165 49,838
Red River Bancshares, Inc. ............. 655 34,060
Renasant Corp. ..................... 6,561 213,232
Republic Bancorp, Inc. , Class A .......... 1,050 68,565
S&T Bancorp, Inc. ................... 4,785 200,826
Sandy Spring Bancorp, Inc. ............. 5,591 175,390
Seacoast Banking Corp. of Florida ........ 10,607 282,677
ServisFirst Bancshares, Inc.
(a)
........... 6,374 512,788
Shore Bancshares, Inc. ................ 4,023 56,282
Sierra Bancorp ..................... 1,907 55,074
Simmons First National Corp. , Class A ..... 15,584 335,679
SmartFinancial, Inc. .................. 1,999 58,251
South Plains Financial, Inc. ............. 1,679 56,952
Southern First Bancshares, Inc.
(b)
......... 985 33,569
Southern Missouri Bancorp, Inc. .......... 1,201 67,844
Southern States Bancshares, Inc. ......... 1,115 34,264
Southside Bancshares, Inc. ............. 3,616 120,883
SouthState Corp. .................... 9,514 924,571
Stellar Bancorp, Inc. .................. 6,129 158,680
Sterling Bancorp, Inc.
(b)
................ 3,482 15,843
Stock Yards Bancorp, Inc. .............. 3,314 205,435
Texas Capital Bancshares, Inc.
(b)
......... 5,863 418,970
Third Coast Bancshares, Inc.
(b)
........... 1,458 39,031
Timberland Bancorp, Inc. .............. 953 28,838
Tompkins Financial Corp. .............. 1,632 94,313
Towne Bank ....................... 9,040 298,862
TriCo Bancshares ................... 4,179 178,234
Triumph Financial, Inc.
(b)
............... 2,670 212,372

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
TrustCo Bank Corp. .................. 2,175 $ 71,927
Trustmark Corp. .................... 7,317 232,827
UMB Financial Corp.
(a)
................ 5,665 595,448
United Bankshares, Inc. ............... 16,606 616,083
United Community Banks, Inc. ........... 14,510 421,951
Unity Bancorp, Inc. ................... 817 27,827
Univest Financial Corp. ................ 3,945 111,012
USCB Financial Holdings, Inc. , Class A ..... 1,251 19,078
Valley National Bancorp ............... 54,215 491,188
Veritex Holdings, Inc. ................. 6,323 166,421
Virginia National Bankshares Corp. ........ 540 22,491
WaFd, Inc.
(a)
....................... 8,516 296,783
Washington Trust Bancorp, Inc.
(a)
......... 2,360 76,016
WesBanco, Inc. ..................... 7,476 222,635
West BanCorp, Inc. .................. 2,084 39,617
Westamerica Bancorp ................ 3,216 158,935
WSFS Financial Corp.
(a)
............... 7,095 361,774
32,757,081
Beverages — 0.3%
Duckhorn Portfolio, Inc. (The)
(b)
.......... 6,340 36,835
MGP Ingredients, Inc.
(a)
................ 1,691 140,776
National Beverage Corp. ............... 2,943 138,144
Primo Water Corp. ................... 19,878 501,920
Vita Coco Co., Inc. (The)
(b)
.............. 4,913 139,087
956,762
Biotechnology — 9.0%
2seventy bio, Inc.
(b)
.................. 6,266 29,576
4D Molecular Therapeutics, Inc.
(b)
......... 6,268 67,757
89bio, Inc.
(b)
....................... 10,711 79,261
Absci Corp.
(b)
...................... 10,099 38,578
ACADIA Pharmaceuticals, Inc.
(b)
.......... 14,679 225,763
ACELYRIN, Inc.
(b)
.................... 8,658 42,684
Achieve Life Sciences, Inc.
(b)
............ 4,241 20,102
Acrivon Therapeutics, Inc.
(a) (b)
............ 1,049 7,343
Actinium Pharmaceuticals, Inc.
(a) (b)
........ 4,343 8,165
Acumen Pharmaceuticals, Inc.
(b)
.......... 5,250 13,020
ADC Therapeutics SA
(b)
............... 8,686 27,361
ADMA Biologics, Inc.
(b)
................ 28,289 565,497
Adverum Biotechnologies, Inc.
(b)
.......... 2,628 18,449
Aerovate Therapeutics, Inc.
(b)
............ 1,493 3,120
Agenus, Inc.
(b)
...................... 2,761 15,130
Agios Pharmaceuticals, Inc.
(b)
........... 7,104 315,631
Akebia Therapeutics, Inc.
(a) (b)
............ 26,200 34,584
Akero Therapeutics, Inc.
(b)
.............. 8,527 244,640
Aldeyra Therapeutics, Inc.
(b)
............. 5,597 30,168
Alector, Inc.
(b)
...................... 9,171 42,737
Alkermes plc
(b)
...................... 20,025 560,500
Allogene Therapeutics, Inc.
(b)
............ 14,951 41,863
Altimmune, Inc.
(a) (b)
................... 8,976 55,113
ALX Oncology Holdings, Inc.
(b)
........... 4,942 8,994
Amicus Therapeutics, Inc.
(b)
............. 36,808 393,109
AnaptysBio, Inc.
(b)
................... 2,582 86,497
Anavex Life Sciences Corp.
(b)
............ 8,432 47,894
Anika Therapeutics, Inc.
(b)
.............. 1,826 45,102
Annexon, Inc.
(b)
..................... 12,036 71,253
Apogee Therapeutics, Inc.
(b)
............. 4,751 279,074
Applied Therapeutics, Inc.
(a) (b)
............ 12,064 102,544
Arbutus Biopharma Corp.
(b)
............. 18,532 71,348
Arcellx, Inc.
(a) (b)
..................... 5,414 452,123
Arcturus Therapeutics Holdings, Inc.
(b)
...... 2,749 63,804
Arcus Biosciences, Inc.
(a) (b)
............. 6,712 102,626
Arcutis Biotherapeutics, Inc.
(b)
........... 13,353 124,183
Ardelyx, Inc.
(a) (b)
..................... 29,197 201,167
ArriVent Biopharma, Inc.
(b)
.............. 3,442 80,887
Security
Shares
Shares Value
Biotechnology (continued)
Arrowhead Pharmaceuticals, Inc.
(b)
........ 15,008 $ 290,705
ARS Pharmaceuticals, Inc.
(a) (b)
........... 6,182 89,639
Artiva Biotherapeutics, Inc.
(b)
............ 1,583 24,457
Astria Therapeutics, Inc.
(b)
.............. 5,979 65,829
Atossa Therapeutics, Inc.
(b)
............. 15,745 23,932
Aura Biosciences, Inc.
(b)
............... 5,714 50,912
Aurinia Pharmaceuticals, Inc.
(b)
........... 16,680 122,264
Avid Bioservices, Inc.
(b)
................ 7,426 84,508
Avidity Biosciences, Inc.
(a) (b)
............. 13,566 623,086
Avita Medical, Inc.
(a) (b)
................. 3,069 32,900
Beam Therapeutics, Inc.
(b)
.............. 9,617 235,616
BioCryst Pharmaceuticals, Inc.
(b)
.......... 25,932 197,083
Biohaven Ltd.
(b)
..................... 9,440 471,717
Biomea Fusion, Inc.
(a) (b)
................ 3,259 32,916
Black Diamond Therapeutics, Inc.
(a) (b)
...... 4,697 20,432
Bluebird Bio, Inc.
(a) (b)
.................. 22,402 11,638
Blueprint Medicines Corp.
(a) (b)
............ 7,900 730,750
Bridgebio Pharma, Inc.
(a) (b)
.............. 17,651 449,394
C4 Therapeutics, Inc.
(a) (b)
............... 7,435 42,380
Cabaletta Bio, Inc.
(b)
.................. 5,569 26,286
Candel Therapeutics, Inc.
(a) (b)
............ 2,502 17,339
Capricor Therapeutics, Inc.
(b)
............ 3,154 47,972
Cardiff Oncology, Inc.
(b)
................ 4,922 13,142
CareDx, Inc.
(b)
...................... 6,204 193,720
Cargo Therapeutics, Inc.
(a) (b)
............. 4,251 78,431
Caribou Biosciences, Inc.
(b)
............. 9,543 18,704
Cartesian Therapeutics, Inc.
(a) (b)
.......... 892 14,379
Catalyst Pharmaceuticals, Inc.
(b)
.......... 13,731 272,972
Celcuity, Inc.
(b)
...................... 2,923 43,582
Celldex Therapeutics, Inc.
(b)
............. 8,118 275,931
Century Therapeutics, Inc.
(b)
............ 5,967 10,204
CervoMed, Inc.
(b)
.................... 675 9,855
CG oncology, Inc.
(b)
.................. 5,893 222,343
Cibus, Inc.
(b)
....................... 1,882 6,135
Cogent Biosciences, Inc.
(b)
.............. 11,544 124,675
Coherus Biosciences, Inc.
(a) (b)
............ 12,395 12,891
Compass Therapeutics, Inc.
(a) (b)
.......... 10,922 20,096
Corbus Pharmaceuticals Holdings, Inc.
(b)
.... 1,278 26,365
Crinetics Pharmaceuticals, Inc.
(a) (b)
........ 9,769 499,196
Cullinan Therapeutics, Inc.
(b)
............ 6,409 107,287
Cytokinetics, Inc.
(a) (b)
.................. 14,246 752,189
Day One Biopharmaceuticals, Inc.
(a) (b)
...... 6,567 91,478
Denali Therapeutics, Inc.
(b)
............. 15,635 455,448
Design Therapeutics, Inc.
(a) (b)
............ 3,934 21,165
Dianthus Therapeutics, Inc.
(a) (b)
........... 2,995 82,003
Disc Medicine, Inc.
(b)
.................. 2,440 119,902
Dynavax Technologies Corp.
(b)
........... 16,588 184,790
Dyne Therapeutics, Inc.
(b)
.............. 10,141 364,265
Editas Medicine, Inc.
(b)
................ 10,264 35,000
Elevation Oncology, Inc.
(b)
.............. 6,412 3,847
Eliem Therapeutics, Inc.
(b)
.............. 3,560 18,120
Enanta Pharmaceuticals, Inc.
(b)
.......... 2,510 26,004
Entrada Therapeutics, Inc.
(a) (b)
........... 3,241 51,791
Erasca, Inc.
(b)
...................... 21,807 59,533
Fate Therapeutics, Inc.
(b)
............... 13,080 45,780
Fennec Pharmaceuticals, Inc.
(a) (b)
......... 3,532 17,660
Fibrobiologics, Inc.
(b)
.................. 3,107 9,601
Foghorn Therapeutics, Inc.
(a) (b)
........... 3,375 31,421
Galectin Therapeutics, Inc.
(a) (b)
........... 4,109 11,300
Generation Bio Co.
(a) (b)
................ 6,557 16,196
Geron Corp.
(b)
...................... 72,281 328,156
Greenwich Lifesciences, Inc.
(b)
........... 742 10,663
Gyre Therapeutics, Inc.
(b)
.............. 975 12,227
Halozyme Therapeutics, Inc.
(b)
........... 15,429 883,156
Heron Therapeutics, Inc.
(a) (b)
............. 15,012 29,874

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
HilleVax, Inc.
(b)
...................... 3,961 $ 6,971
Humacyte, Inc.
(b)
.................... 11,096 60,362
Ideaya Biosciences, Inc.
(b)
.............. 10,301 326,336
IGM Biosciences, Inc.
(a) (b)
.............. 1,949 32,236
ImmunityBio, Inc.
(a) (b)
.................. 17,952 66,781
Immunome, Inc.
(a) (b)
.................. 6,457 94,401
Immunovant, Inc.
(b)
................... 7,300 208,123
Inhibrx Biosciences, Inc.
(a) (b)
............. 1,640 25,682
Inmune Bio, Inc.
(a) (b)
.................. 1,528 8,236
Inovio Pharmaceuticals, Inc.
(a) (b)
.......... 3,227 18,652
Inozyme Pharma, Inc.
(a) (b)
.............. 6,484 33,911
Insmed, Inc.
(b)
...................... 19,631 1,433,063
Intellia Therapeutics, Inc.
(b)
............. 12,147 249,621
Invivyd, Inc.
(b)
...................... 9,826 10,023
Iovance Biotherapeutics, Inc.
(a) (b)
.......... 31,811 298,705
Ironwood Pharmaceuticals, Inc. , Class A
(b)
... 18,314 75,454
iTeos Therapeutics, Inc.
(b)
.............. 3,345 34,152
Janux Therapeutics, Inc.
(b)
.............. 3,524 160,095
Jasper Therapeutics, Inc.
(b)
............. 1,432 26,936
KalVista Pharmaceuticals, Inc.
(a) (b)
......... 4,806 55,653
Keros Therapeutics, Inc.
(b)
.............. 3,706 215,207
Kiniksa Pharmaceuticals International plc
(b)
.. 4,682 117,003
Kodiak Sciences, Inc.
(b)
................ 3,902 10,184
Korro Bio, Inc.
(b)
..................... 765 25,566
Krystal Biotech, Inc.
(b)
................. 3,113 566,659
Kura Oncology, Inc.
(b)
................. 9,122 178,244
Kymera Therapeutics, Inc.
(b)
............. 5,601 265,095
Kyverna Therapeutics, Inc.
(b)
............ 2,118 10,357
Larimar Therapeutics, Inc.
(b)
............. 5,281 34,591
LENZ Therapeutics, Inc.
(a)
.............. 1,588 37,699
Lexeo Therapeutics, Inc.
(b)
.............. 2,721 24,598
Lexicon Pharmaceuticals, Inc.
(a) (b)
......... 15,096 23,701
Lineage Cell Therapeutics, Inc.
(a) (b)
........ 15,149 13,714
Lyell Immunopharma, Inc.
(b)
............. 21,226 29,292
MacroGenics, Inc.
(b)
.................. 7,026 23,116
Madrigal Pharmaceuticals, Inc.
(b)
......... 2,203 467,521
MannKind Corp.
(b)
................... 33,155 208,545
MeiraGTx Holdings plc
(b)
............... 5,751 23,982
Mersana Therapeutics, Inc.
(a) (b)
........... 13,844 26,165
MiMedx Group, Inc.
(b)
................. 14,839 87,698
Mineralys Therapeutics, Inc.
(b)
........... 3,608 43,693
Mirum Pharmaceuticals, Inc.
(b)
........... 4,911 191,529
Monte Rosa Therapeutics, Inc.
(a) (b)
........ 4,328 22,938
Myriad Genetics, Inc.
(b)
................ 11,251 308,165
Neurogene, Inc.
(b)
.................... 1,290 54,128
Nkarta, Inc.
(b)
....................... 6,676 30,176
Novavax, Inc.
(b)
..................... 17,766 224,385
Nurix Therapeutics, Inc.
(b)
.............. 8,013 180,052
Nuvalent, Inc. , Class A
(a) (b)
.............. 4,312 441,118
Ocugen, Inc.
(b)
...................... 32,091 31,841
Olema Pharmaceuticals, Inc.
(b)
........... 5,036 60,130
Organogenesis Holdings, Inc. , Class A
(b)
.... 8,338 23,847
ORIC Pharmaceuticals, Inc.
(b)
........... 7,724 79,171
Outlook Therapeutics, Inc.
(b)
............. 1,014 5,415
Ovid therapeutics, Inc.
(b)
............... 6,988 8,246
PepGen, Inc.
(a) (b)
.................... 1,942 16,604
Perspective Therapeutics, Inc.
(b)
.......... 6,719 89,699
Poseida Therapeutics, Inc.
(b)
............ 8,603 24,605
Praxis Precision Medicines, Inc.
(b)
......... 2,161 124,344
Precigen, Inc.
(a) (b)
.................... 19,112 18,101
Prelude Therapeutics, Inc.
(b)
............. 1,647 3,409
Prime Medicine, Inc.
(a) (b)
............... 7,199 27,860
ProKidney Corp. , Class A
(a) (b)
............ 13,826 26,546
Protagonist Therapeutics, Inc.
(b)
.......... 7,348 330,660
Prothena Corp. plc
(b)
.................. 5,403 90,392
Security
Shares
Shares Value
Biotechnology (continued)
PTC Therapeutics, Inc.
(b)
............... 9,564 $ 354,824
Puma Biotechnology, Inc.
(b)
............. 5,205 13,273
Pyxis Oncology, Inc.
(b)
................. 6,081 22,317
Q32 Bio, Inc.
(a) (b)
.................... 762 34,000
RAPT Therapeutics, Inc.
(b)
.............. 3,769 7,576
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
. 29,627 195,242
REGENXBIO, Inc.
(b)
.................. 5,928 62,185
Regulus Therapeutics, Inc.
(b)
............ 7,846 12,318
Relay Therapeutics, Inc.
(b)
.............. 12,663 89,654
Renovaro, Inc.
(b)
.................... 5,950 2,876
Replimune Group, Inc.
(b)
............... 7,501 82,211
REVOLUTION Medicines, Inc.
(b)
.......... 19,137 867,863
Rhythm Pharmaceuticals, Inc.
(a) (b)
......... 6,886 360,758
Rigel Pharmaceuticals, Inc.
(b)
............ 1,983 32,085
Rocket Pharmaceuticals, Inc.
(b)
........... 8,304 153,375
Sage Therapeutics, Inc.
(b)
.............. 6,508 46,988
Sana Biotechnology, Inc.
(b)
.............. 16,675 69,368
Savara, Inc.
(b)
...................... 13,876 58,834
Scholar Rock Holding Corp.
(b)
........... 8,641 69,214
Sera Prognostics, Inc. , Class A
(b)
......... 3,426 26,723
Shattuck Labs, Inc.
(a) (b)
................ 4,950 17,276
Skye Bioscience, Inc.
(b)
................ 2,114 8,266
Soleno Therapeutics, Inc.
(a) (b)
............ 2,953 149,097
Solid Biosciences, Inc.
(b)
............... 2,854 19,892
SpringWorks Therapeutics, Inc.
(b)
......... 8,644 276,954
Spyre Therapeutics, Inc.
(b)
.............. 4,345 127,786
Stoke Therapeutics, Inc.
(b)
.............. 4,492 55,207
Summit Therapeutics, Inc.
(a) (b)
............ 11,067 242,367
Sutro Biopharma, Inc.
(b)
................ 10,282 35,576
Syndax Pharmaceuticals, Inc.
(b)
.......... 10,369 199,603
Tango Therapeutics, Inc.
(b)
.............. 6,443 49,611
Taysha Gene Therapies, Inc.
(b)
........... 20,060 40,321
Tenaya Therapeutics, Inc.
(b)
............. 5,455 10,528
TG Therapeutics, Inc.
(a) (b)
............... 17,535 410,144
Tourmaline Bio, Inc. .................. 2,902 74,610
Travere Therapeutics, Inc.
(b)
............. 8,972 125,518
TScan Therapeutics, Inc.
(a) (b)
............ 4,768 23,745
Twist Bioscience Corp.
(b)
............... 7,233 326,787
Tyra Biosciences, Inc.
(b)
............... 2,554 60,045
UroGen Pharma Ltd.
(a) (b)
............... 4,308 54,712
Vanda Pharmaceuticals, Inc.
(b)
........... 7,876 36,938
Vaxcyte, Inc.
(a) (b)
..................... 14,907 1,703,423
Vera Therapeutics, Inc. , Class A
(b)
......... 4,846 214,193
Veracyte, Inc.
(b)
..................... 9,741 331,584
Verastem, Inc.
(b)
..................... 3,264 9,759
Vericel Corp.
(b)
...................... 6,090 257,302
Verve Therapeutics, Inc.
(a) (b)
............. 9,727 47,079
Vir Biotechnology, Inc.
(b)
............... 11,321 84,794
Viridian Therapeutics, Inc.
(b)
............. 7,899 179,702
Voyager Therapeutics, Inc.
(a) (b)
........... 6,065 35,480
Werewolf Therapeutics, Inc.
(b)
........... 3,899 8,266
X4 Pharmaceuticals, Inc.
(b)
............. 24,509 16,404
XBiotech, Inc.
(b)
..................... 2,277 17,601
Xencor, Inc.
(b)
...................... 7,454 149,900
XOMA Royalty Corp.
(a) (b)
............... 843 22,323
Y-mAbs Therapeutics, Inc.
(b)
............. 4,220 55,493
Zentalis Pharmaceuticals, Inc.
(b)
.......... 7,228 26,599
Zura Bio Ltd. , Class A
(b)
................ 5,547 22,521
Zymeworks, Inc.
(b)
................... 6,479 81,311
30,162,664
Broadline Retail — 0.0%
(b)
1stdibs.com, Inc. .................... 3,079 13,578
Groupon, Inc. ...................... 2,896 28,323

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Broadline Retail (continued)
Savers Value Village, Inc.
(a)
............. 3,137 $ 33,001
74,902
Building Products — 1.5%
American Woodmark Corp.
(b)
............ 1,983 185,311
Apogee Enterprises, Inc. ............... 2,776 194,362
AZZ, Inc.
(a)
........................ 3,688 304,666
Caesarstone Ltd.
(b)
................... 2,497 11,386
CSW Industrials, Inc. ................. 2,069 758,061
Gibraltar Industries, Inc.
(b)
.............. 3,846 268,951
Griffon Corp. ....................... 4,560 319,200
Insteel Industries, Inc. ................. 2,323 72,222
Janus International Group, Inc.
(b)
......... 17,747 179,422
JELD-WEN Holding, Inc.
(b)
.............. 10,869 171,839
Masterbrand, Inc.
(a) (b)
................. 15,945 295,620
Quanex Building Products Corp. .......... 5,625 156,094
Resideo Technologies, Inc.
(b)
............ 18,456 371,704
Tecnoglass, Inc.
(a)
................... 2,820 193,621
UFP Industries, Inc. .................. 7,604 997,721
Zurn Elkay Water Solutions Corp.
(a)
........ 17,368 624,206
5,104,386
Capital Markets — 1.7%
AlTi Global, Inc. , Class A
(a) (b)
............ 4,393 16,430
Artisan Partners Asset Management, Inc. , Class
A ............................ 7,915 342,878
B Riley Financial, Inc.
(a)
................ 2,465 12,941
BGC Group, Inc. , Class A .............. 43,686 401,038
Brightsphere Investment Group, Inc. ....... 3,400 86,360
Cohen & Steers, Inc.
(a)
................ 3,506 336,401
Diamond Hill Investment Group, Inc. ....... 356 57,533
Donnelley Financial Solutions, Inc.
(b)
....... 3,315 218,226
Forge Global Holdings, Inc.
(a) (b)
........... 14,122 18,500
GCM Grosvenor, Inc. , Class A
(a)
.......... 5,090 57,619
Hamilton Lane, Inc. , Class A ............ 4,831 813,492
MarketWise, Inc. , Class A .............. 2,125 1,420
Moelis & Co. , Class A ................. 7,865 538,831
Open Lending Corp. , Class A
(a) (b)
......... 12,437 76,114
P10, Inc. , Class A ................... 4,575 48,998
Patria Investments Ltd. , Class A .......... 7,105 79,363
Perella Weinberg Partners , Class C ....... 6,685 129,087
Piper Sandler Cos. ................... 2,138 606,786
PJT Partners, Inc. , Class A
(a)
............ 3,015 402,020
Silvercrest Asset Management Group, Inc. ,
Class A ........................ 1,151 19,843
StepStone Group, Inc. , Class A
(a)
......... 7,727 439,125
StoneX Group, Inc.
(b)
................. 3,492 285,925
Value Line, Inc. ..................... 105 4,883
Victory Capital Holdings, Inc. , Class A ...... 5,220 289,188
Virtus Investment Partners, Inc. .......... 881 184,525
WisdomTree, Inc. .................... 17,653 176,354
5,643,880
Chemicals — 2.0%
AdvanSix, Inc. ...................... 3,093 93,965
American Vanguard Corp. .............. 3,269 17,326
Arcadium Lithium plc
(b)
................ 136,113 387,922
Arq, Inc.
(b)
......................... 3,089 18,132
ASP Isotopes, Inc.
(b)
.................. 5,052 14,045
Aspen Aerogels, Inc.
(b)
................ 7,328 202,912
Avient Corp. ....................... 10,899 548,438
Balchem Corp. ..................... 4,026 708,576
Cabot Corp. ....................... 6,811 761,265
Core Molding Technologies, Inc.
(b)
......... 1,056 18,174
Ecovyst, Inc.
(b)
...................... 14,615 100,113
Hawkins, Inc. ...................... 2,424 308,987
Security
Shares
Shares Value
Chemicals (continued)
HB Fuller Co. ...................... 6,869 $ 545,261
Ingevity Corp.
(b)
..................... 4,494 175,266
Innospec, Inc. ...................... 3,104 351,031
Intrepid Potash, Inc.
(b)
................. 1,219 29,256
Koppers Holdings, Inc. ................ 2,456 89,718
Kronos Worldwide, Inc. ................ 2,594 32,295
LSB Industries, Inc.
(a) (b)
................ 6,852 55,090
Mativ Holdings, Inc. .................. 6,952 118,115
Minerals Technologies, Inc. ............. 4,057 313,322
Northern Technologies International Corp. ... 932 11,454
Orion SA ......................... 7,287 129,781
Perimeter Solutions SA
(b)
............... 16,655 224,010
PureCycle Technologies, Inc.
(a) (b)
.......... 14,931 141,845
Quaker Chemical Corp. ............... 1,768 297,890
Rayonier Advanced Materials, Inc.
(b)
....... 7,618 65,210
Sensient Technologies Corp. ............ 5,285 423,963
Stepan Co. ........................ 2,694 208,112
Tronox Holdings plc .................. 15,043 220,079
Valhi, Inc. ......................... 267 8,910
6,620,463
Commercial Services & Supplies — 1.7%
ABM Industries, Inc. .................. 8,001 422,133
ACCO Brands Corp. .................. 11,547 63,162
ACV Auctions, Inc. , Class A
(b)
............ 18,584 377,813
Aris Water Solutions, Inc. , Class A ........ 3,166 53,410
Bridger Aerospace Group Holdings, Inc.
(a) (b)
.. 2,281 5,064
BrightView Holdings, Inc.
(b)
............. 7,068 111,250
Brink's Co. (The) .................... 5,650 653,366
Casella Waste Systems, Inc. , Class A
(a) (b)
.... 7,709 766,968
CECO Environmental Corp.
(b)
............ 3,588 101,182
Cimpress plc
(b)
...................... 2,108 172,687
CompX International, Inc. .............. 293 8,558
CoreCivic, Inc.
(b)
.................... 13,724 173,609
Deluxe Corp. ....................... 5,847 113,958
Driven Brands Holdings, Inc.
(a) (b)
.......... 7,562 107,910
Ennis, Inc. ........................ 3,242 78,845
Enviri Corp.
(b)
...................... 9,407 97,268
GEO Group, Inc. (The)
(b)
............... 15,698 201,719
Healthcare Services Group, Inc.
(b)
......... 9,623 107,489
HNI Corp. ......................... 5,970 321,425
Interface, Inc. ...................... 7,046 133,663
LanzaTech Global, Inc.
(b)
............... 13,837 26,429
Liquidity Services, Inc.
(b)
............... 2,520 57,456
Matthews International Corp. , Class A ...... 3,699 85,817
MillerKnoll, Inc. ..................... 8,896 220,265
Montrose Environmental Group, Inc.
(b)
...... 4,006 105,358
NL Industries, Inc. ................... 1,159 8,611
OPENLANE, Inc.
(b)
................... 13,702 231,290
Perma-Fix Environmental Services, Inc.
(a) (b)
.. 1,557 19,104
Pitney Bowes, Inc. ................... 15,420 109,944
Quad/Graphics, Inc. , Class A ............ 4,043 18,355
Quest Resource Holding Corp.
(b)
.......... 2,005 16,000
Steelcase, Inc. , Class A ............... 11,787 159,007
UniFirst Corp. ...................... 1,895 376,442
Viad Corp.
(b)
....................... 2,488 89,145
Virco Mfg. Corp.
(a)
................... 1,322 18,257
VSE Corp.
(a)
....................... 1,912 158,180
5,771,139
Communications Equipment — 0.6%
(b)
ADTRAN Holdings, Inc. ............... 10,024 59,442
Applied Optoelectronics, Inc.
(a)
........... 4,689 67,100
Aviat Networks, Inc. .................. 1,387 30,001
Calix, Inc. ......................... 7,407 287,317
Clearfield, Inc. ...................... 1,540 59,998

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
CommScope Holding Co., Inc. ........... 26,415 $ 161,396
Digi International, Inc. ................. 4,586 126,253
Extreme Networks, Inc. ................ 15,827 237,880
Harmonic, Inc. ...................... 14,172 206,486
Infinera Corp.
(a)
..................... 25,458 171,841
NETGEAR, Inc. ..................... 3,336 66,920
NetScout Systems, Inc. ................ 8,864 192,792
Ribbon Communications, Inc. ........... 11,507 37,398
Viasat, Inc. ........................ 15,284 182,491
Viavi Solutions, Inc. .................. 27,991 252,479
2,139,794
Construction & Engineering — 1.6%
Ameresco, Inc. , Class A
(b)
.............. 4,007 152,026
Arcosa, Inc. ....................... 6,091 577,183
Argan, Inc. ........................ 1,494 151,536
Bowman Consulting Group Ltd.
(b)
......... 1,682 40,503
Centuri Holdings, Inc.
(b)
................ 1,763 28,472
Concrete Pumping Holdings, Inc.
(b)
........ 2,502 14,487
Construction Partners, Inc. , Class A
(b)
...... 5,399 376,850
Dycom Industries, Inc.
(b)
............... 3,570 703,647
Fluor Corp.
(b)
....................... 21,471 1,024,381
Granite Construction, Inc. .............. 5,560 440,797
Great Lakes Dredge & Dock Corp.
(b)
....... 7,801 82,145
IES Holdings, Inc.
(b)
.................. 1,045 208,603
Limbach Holdings, Inc.
(b)
............... 1,288 97,579
Matrix Service Co.
(b)
.................. 3,358 38,718
MYR Group, Inc.
(b)
................... 2,087 213,354
Northwest Pipe Co.
(b)
................. 1,286 58,037
Orion Group Holdings, Inc.
(a) (b)
........... 3,876 22,364
Primoris Services Corp. ............... 6,752 392,156
Southland Holdings, Inc.
(b)
.............. 1,020 3,774
Sterling Infrastructure, Inc.
(b)
............ 3,798 550,786
Tutor Perini Corp.
(b)
.................. 5,476 148,728
5,326,126
Construction Materials — 0.4%
Knife River Corp.
(b)
................... 7,141 638,334
Smith-Midland Corp.
(a) (b)
............... 546 18,231
Summit Materials, Inc. , Class A
(a) (b)
........ 15,227 594,310
United States Lime & Minerals, Inc. ........ 1,300 126,958
1,377,833
Consumer Finance — 0.8%
Atlanticus Holdings Corp.
(b)
............. 856 30,029
Bread Financial Holdings, Inc. ........... 3,398 161,677
Consumer Portfolio Services, Inc.
(a) (b)
....... 1,480 13,882
Encore Capital Group, Inc.
(b)
............ 3,015 142,519
Enova International, Inc.
(b)
.............. 3,244 271,815
FirstCash Holdings, Inc. ............... 4,756 545,989
Green Dot Corp. , Class A
(b)
............. 5,435 63,644
LendingClub Corp.
(b)
.................. 14,168 161,940
LendingTree, Inc.
(b)
................... 1,244 72,189
Medallion Financial Corp. .............. 2,508 20,415
Moneylion, Inc. , Class A
(b)
.............. 1,077 44,749
Navient Corp.
(a)
..................... 10,042 156,555
Nelnet, Inc. , Class A .................. 1,840 208,435
NerdWallet, Inc. , Class A
(a) (b)
............ 4,992 63,448
OppFi, Inc. , Class A .................. 2,979 14,091
PRA Group, Inc.
(b)
................... 4,717 105,472
PROG Holdings, Inc. ................. 5,172 250,790
Regional Management Corp. ............ 939 30,715
Upstart Holdings, Inc.
(a) (b)
............... 9,711 388,537
World Acceptance Corp.
(b)
.............. 430 50,732
2,797,623
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc. (The) ................. 4,142 $ 207,680
Chefs' Warehouse, Inc. (The)
(a) (b)
......... 4,489 188,583
HF Foods Group, Inc.
(b)
................ 5,136 18,336
Ingles Markets, Inc. , Class A ............ 1,846 137,712
Natural Grocers by Vitamin Cottage, Inc. .... 1,096 32,540
PriceSmart, Inc. ..................... 3,152 289,291
SpartanNash Co. .................... 4,315 96,699
Sprouts Farmers Market, Inc.
(a) (b)
......... 12,522 1,382,554
United Natural Foods, Inc.
(a) (b)
........... 7,448 125,275
Village Super Market, Inc. , Class A ........ 1,200 38,148
Weis Markets, Inc. ................... 1,951 134,482
2,651,300
Containers & Packaging — 0.3%
Ardagh Metal Packaging SA ............ 17,892 67,453
Greif, Inc. , Class A ................... 3,185 199,572
Greif, Inc. , Class B ................... 626 43,713
Myers Industries, Inc. ................. 4,635 64,056
O-I Glass, Inc.
(b)
..................... 19,650 257,808
Pactiv Evergreen, Inc.
(a)
............... 5,439 62,603
Ranpak Holdings Corp. , Class A
(b)
........ 5,649 36,888
TriMas Corp. ....................... 5,140 131,224
863,317
Distributors — 0.0%
A-Mark Precious Metals, Inc.
(a)
........... 2,099 92,692
GigaCloud Technology, Inc. , Class A
(a) (b)
..... 2,946 67,699
Weyco Group, Inc. ................... 685 23,317
183,708
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.
(b)
......... 4,656 351,435
American Public Education, Inc.
(a) (b)
........ 1,982 29,235
Carriage Services, Inc. ................ 1,563 51,313
Chegg, Inc.
(b)
....................... 13,436 23,782
Coursera, Inc.
(a) (b)
.................... 17,586 139,633
European Wax Center, Inc. , Class A
(b)
...... 4,196 28,533
Frontdoor, Inc.
(b)
..................... 9,697 465,359
Graham Holdings Co. , Class B ........... 400 328,688
Laureate Education, Inc. ............... 16,863 280,094
Lincoln Educational Services Corp.
(b)
....... 3,241 38,698
Mister Car Wash, Inc.
(b)
................ 11,778 76,675
Nerdy, Inc. , Class A
(b)
................. 8,498 8,354
OneSpaWorld Holdings Ltd. ............. 12,661 209,033
Perdoceo Education Corp. .............. 7,960 177,030
Strategic Education, Inc. ............... 2,805 259,603
Stride, Inc.
(b)
....................... 5,349 456,323
Udemy, Inc.
(b)
...................... 12,243 91,088
Universal Technical Institute, Inc.
(b)
........ 4,724 76,812
3,091,688
Diversified REITs — 0.7%
Alexander & Baldwin, Inc. .............. 9,261 177,811
Alpine Income Property Trust, Inc. ........ 1,913 34,817
American Assets Trust, Inc. ............. 6,047 161,576
Armada Hoffler Properties, Inc. .......... 8,754 94,806
Broadstone Net Lease, Inc. ............. 23,991 454,629
CTO Realty Growth, Inc. ............... 2,802 53,294
Empire State Realty Trust, Inc. , Class A ..... 16,564 183,529
Essential Properties Realty Trust, Inc.
(a)
..... 22,033 752,427
Gladstone Commercial Corp. ............ 5,185 84,204
Global Net Lease, Inc.
(a)
............... 25,630 215,805
NexPoint Diversified Real Estate Trust
(a)
.... 4,464 27,900
One Liberty Properties, Inc. ............. 1,961 54,006
2,294,804

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.7%
Anterix, Inc.
(b)
...................... 1,214 $ 45,719
AST SpaceMobile, Inc. , Class A
(a) (b)
........ 16,730 437,490
ATN International, Inc. ................ 1,274 41,201
Bandwidth, Inc. , Class A
(b)
.............. 3,238 56,697
Cogent Communications Holdings, Inc.
(a)
.... 5,507 418,091
Consolidated Communications Holdings, Inc.
(b)
8,625 40,020
Globalstar, Inc.
(b)
.................... 92,115 114,223
IDT Corp. , Class B ................... 2,027 77,371
Liberty Latin America Ltd. , Class A
(a) (b)
...... 5,114 48,992
Liberty Latin America Ltd. , Class C
(a) (b)
...... 14,590 138,459
Lumen Technologies, Inc.
(b)
............. 126,318 896,858
Shenandoah Telecommunications Co.
(a)
..... 6,218 87,736
2,402,857
Electric Utilities — 0.8%
ALLETE, Inc. ...................... 7,344 471,411
Genie Energy Ltd. , Class B ............. 1,654 26,877
Hawaiian Electric Industries, Inc.
(b)
........ 20,834 201,673
MGE Energy, Inc. .................... 4,566 417,561
Otter Tail Corp.
(a)
.................... 5,185 405,260
Portland General Electric Co. ............ 12,814 613,791
TXNM Energy, Inc. ................... 11,298 494,513
2,631,086
Electrical Equipment — 1.3%
Allient, Inc. ........................ 1,825 34,657
American Superconductor Corp.
(b)
........ 4,291 101,268
Amprius Technologies, Inc.
(b)
............ 938 1,041
Array Technologies, Inc.
(b)
.............. 19,189 126,647
Atkore, Inc. ........................ 4,614 390,990
Blink Charging Co.
(a) (b)
................. 12,202 20,987
Bloom Energy Corp. , Class A
(a) (b)
......... 24,997 263,968
ChargePoint Holdings, Inc. , Class A
(a) (b)
..... 48,769 66,814
Energy Vault Holdings, Inc.
(a) (b)
........... 13,528 12,987
EnerSys .......................... 5,024 512,699
Enovix Corp.
(b)
...................... 18,672 174,396
Fluence Energy, Inc. , Class A
(a) (b)
......... 7,672 174,231
Freyr Battery, Inc.
(b)
.................. 14,008 13,589
FuelCell Energy, Inc.
(a) (b)
............... 57,336 21,788
GrafTech International Ltd.
(b)
............ 33,405 44,095
LSI Industries, Inc. ................... 3,605 58,221
NANO Nuclear Energy, Inc.
(a) (b)
........... 801 11,542
Net Power, Inc. , Class A
(b)
.............. 2,585 18,121
NEXTracker, Inc. , Class A
(a) (b)
............ 17,922 671,717
NuScale Power Corp. , Class A
(b)
.......... 9,752 112,928
Plug Power, Inc.
(a) (b)
.................. 92,356 208,725
Powell Industries, Inc. ................. 1,141 253,291
Preformed Line Products Co. ............ 290 37,143
SES AI Corp. , Class A
(b)
............... 15,997 10,235
Shoals Technologies Group, Inc. , Class A
(b)
.. 22,143 124,222
Stem, Inc.
(b)
........................ 17,311 6,028
Sunrun, Inc.
(b)
...................... 27,466 496,036
Thermon Group Holdings, Inc.
(b)
.......... 4,223 126,014
TPI Composites, Inc.
(b)
................ 5,282 24,033
Ultralife Corp.
(b)
..................... 1,226 11,083
Vicor Corp.
(b)
....................... 2,726 114,765
4,244,261
Electronic Equipment, Instruments & Components — 3.0%
908 Devices, Inc.
(b)
................... 2,594 9,001
Advanced Energy Industries, Inc. ......... 4,687 493,260
Aeva Technologies, Inc.
(b)
.............. 1,988 6,540
Arlo Technologies, Inc.
(b)
............... 11,960 144,835
Badger Meter, Inc. ................... 3,682 804,186
Bel Fuse, Inc. , Class A ................ 231 22,969
Bel Fuse, Inc. , Class B ................ 1,277 100,257
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Belden, Inc.
(a)
...................... 5,111 $ 598,651
Benchmark Electronics, Inc. ............ 4,519 200,282
Climb Global Solutions, Inc. ............. 456 45,390
CTS Corp. ........................ 3,422 165,556
Daktronics, Inc.
(b)
.................... 4,665 60,225
ePlus, Inc.
(b)
....................... 3,377 332,094
Evolv Technologies Holdings, Inc.
(b)
........ 17,453 70,685
Fabrinet
(b)
......................... 4,535 1,072,255
FARO Technologies, Inc.
(b)
.............. 2,309 44,194
Insight Enterprises, Inc.
(b)
.............. 3,513 756,665
Iteris, Inc.
(b)
........................ 4,835 34,522
Itron, Inc.
(b)
........................ 5,774 616,721
Kimball Electronics, Inc.
(b)
.............. 3,059 56,622
Knowles Corp.
(b)
.................... 11,188 201,720
Lightwave Logic, Inc.
(b)
................ 14,442 39,860
Methode Electronics, Inc. .............. 4,365 52,205
MicroVision, Inc.
(a) (b)
.................. 21,927 24,997
Mirion Technologies, Inc. , Class A
(b)
....... 25,350 280,624
Napco Security Technologies, Inc. ........ 4,415 178,631
nLight, Inc.
(a) (b)
...................... 5,642 60,313
Novanta, Inc.
(a) (b)
.................... 4,490 803,351
OSI Systems, Inc.
(a) (b)
................. 2,025 307,456
Ouster, Inc. , Class A
(b)
................. 5,456 34,373
PAR Technology Corp.
(b)
............... 4,487 233,683
PC Connection, Inc. .................. 1,428 107,714
Plexus Corp.
(b)
...................... 3,422 467,822
Powerfleet, Inc.
(b)
.................... 11,486 57,430
Richardson Electronics Ltd. ............. 1,438 17,745
Rogers Corp.
(b)
..................... 2,363 267,043
Sanmina Corp.
(b)
.................... 6,602 451,907
ScanSource, Inc.
(b)
................... 3,244 155,809
SmartRent, Inc. , Class A
(a) (b)
............. 22,841 39,515
TTM Technologies, Inc.
(b)
............... 12,407 226,428
Vishay Intertechnology, Inc. ............. 15,913 300,915
Vishay Precision Group, Inc.
(b)
........... 1,433 37,115
9,981,566
Energy Equipment & Services — 2.1%
Archrock, Inc. ...................... 20,481 414,535
Atlas Energy Solutions, Inc.
(a)
............ 8,476 184,777
Borr Drilling Ltd.
(a)
................... 29,749 163,322
Bristow Group, Inc.
(b)
................. 3,090 107,192
Cactus, Inc. , Class A ................. 8,225 490,786
ChampionX Corp. ................... 24,012 723,962
Core Laboratories, Inc. ................ 5,761 106,751
DMC Global, Inc.
(b)
................... 2,142 27,803
Drilling Tools International Corp.
(b)
......... 1,693 6,315
Expro Group Holdings NV
(a) (b)
............ 11,919 204,649
Forum Energy Technologies, Inc.
(b)
........ 1,154 17,841
Geospace Technologies Corp.
(a) (b)
......... 1,560 16,130
Helix Energy Solutions Group, Inc.
(b)
....... 18,306 203,197
Helmerich & Payne, Inc. ............... 12,248 372,584
Innovex International, Inc.
(b)
............. 4,147 60,878
Kodiak Gas Services, Inc. .............. 2,512 72,848
Liberty Energy, Inc. , Class A
(a)
........... 20,085 383,423
Mammoth Energy Services, Inc.
(b)
......... 2,727 11,153
Nabors Industries Ltd.
(b)
............... 1,116 71,949
Natural Gas Services Group, Inc.
(b)
........ 1,321 25,244
Newpark Resources, Inc.
(b)
............. 10,488 72,682
Noble Corp. plc
(a)
.................... 17,279 624,463
Oceaneering International, Inc.
(b)
......... 12,792 318,137
Oil States International, Inc.
(b)
............ 7,905 36,363
Patterson-UTI Energy, Inc. ............. 47,987 367,101
ProFrac Holding Corp. , Class A
(a) (b)
........ 2,833 19,236
ProPetro Holding Corp.
(b)
............... 11,207 85,846
Ranger Energy Services, Inc. ............ 1,593 18,973

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
RPC, Inc.
(a)
........................ 10,531 $ 66,977
SEACOR Marine Holdings, Inc.
(b)
......... 2,854 27,541
Seadrill Ltd.
(b)
...................... 8,402 333,896
Select Water Solutions, Inc. , Class A ....... 11,603 129,141
Solaris Energy Infrastructure, Inc. , Class A ... 3,078 39,275
TETRA Technologies, Inc.
(b)
............. 15,972 49,513
Tidewater, Inc.
(a) (b)
................... 6,123 439,570
Transocean Ltd.
(a) (b)
.................. 91,897 390,562
Valaris Ltd.
(a) (b)
...................... 7,863 438,362
7,122,977
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
42,127 191,678
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
.... 1,365 57,535
Atlanta Braves Holdings, Inc. , Class C
(b)
.... 6,225 247,755
Cinemark Holdings, Inc.
(b)
.............. 13,952 388,424
Eventbrite, Inc. , Class A
(b)
.............. 9,999 27,297
Golden Matrix Group, Inc.
(a) (b)
............ 3,443 8,022
IMAX Corp.
(b)
...................... 5,497 112,743
Lions Gate Entertainment Corp. , Class A
(b)
... 7,685 60,174
Lions Gate Entertainment Corp. , Class B
(b)
... 15,119 104,623
LiveOne, Inc.
(b)
..................... 8,461 8,028
Madison Square Garden Entertainment Corp.
(b)
4,972 211,459
Marcus Corp. (The) .................. 3,200 48,224
Playstudios, Inc. , Class A
(b)
............. 11,111 16,778
Reservoir Media, Inc.
(b)
................ 2,375 19,261
Sphere Entertainment Co. , Class A
(b)
....... 3,241 143,187
Vivid Seats, Inc. , Class A
(a) (b)
............ 10,498 38,843
1,684,031
Financial Services — 2.7%
Acacia Research Corp.
(b)
............... 4,540 21,156
Alerus Financial Corp. ................ 2,444 55,919
AvidXchange Holdings, Inc.
(b)
............ 22,060 178,907
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 3,560 115,664
Burford Capital Ltd. .................. 25,133 333,264
Cannae Holdings, Inc. ................ 7,331 139,729
Cantaloupe, Inc.
(b)
................... 6,923 51,230
Cass Information Systems, Inc. .......... 1,674 69,438
Compass Diversified Holdings ........... 8,490 187,884
Enact Holdings, Inc. .................. 3,831 139,180
Essent Group Ltd. ................... 13,025 837,377
EVERTEC, Inc. ..................... 8,127 275,424
Federal Agricultural Mortgage Corp. , Class C . 1,167 218,707
Flywire Corp.
(b)
..................... 15,244 249,849
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 14,144 487,544
I3 Verticals, Inc. , Class A
(b)
.............. 2,982 63,546
International Money Express, Inc.
(b)
........ 4,186 77,399
Jackson Financial, Inc. , Class A .......... 9,574 873,436
Marqeta, Inc. , Class A
(b)
............... 59,010 290,329
Merchants Bancorp .................. 2,222 99,901
Mr Cooper Group, Inc.
(b)
............... 8,076 744,446
NCR Atleos Corp.
(b)
.................. 9,108 259,851
NewtekOne, Inc. .................... 3,060 38,128
NMI Holdings, Inc. , Class A
(b)
............ 9,617 396,124
Onity Group, Inc.
(b)
................... 821 26,223
Pagseguro Digital Ltd. , Class A
(b)
......... 23,895 205,736
Payoneer Global, Inc.
(b)
................ 32,232 242,707
Paysafe Ltd.
(b)
...................... 4,133 92,703
Paysign, Inc.
(b)
...................... 3,739 13,722
PennyMac Financial Services, Inc. ........ 3,339 380,546
Priority Technology Holdings, Inc.
(b)
........ 1,951 13,325
Radian Group, Inc. ................... 18,546 643,361
Remitly Global, Inc.
(b)
................. 18,299 245,024
Security
Shares
Shares Value
Financial Services (continued)
Repay Holdings Corp. , Class A
(b)
......... 11,547 $ 94,224
Sezzle, Inc.
(b)
...................... 301 51,348
StoneCo Ltd. , Class A
(a) (b)
.............. 36,097 406,452
SWK Holdings Corp.
(b)
................ 413 7,141
Velocity Financial, Inc.
(b)
............... 1,023 20,061
Walker & Dunlop, Inc. ................. 4,016 456,177
Waterstone Financial, Inc. .............. 2,445 35,941
9,139,123
Food Products — 1.0%
Alico, Inc. ......................... 763 21,341
B&G Foods, Inc.
(a)
................... 9,933 88,205
Beyond Meat, Inc.
(a) (b)
................. 7,668 51,989
BRC, Inc. , Class A
(b)
.................. 6,534 22,346
Calavo Growers, Inc. ................. 2,114 60,312
Cal-Maine Foods, Inc. ................. 5,152 385,576
Dole plc .......................... 9,569 155,879
Forafric Global plc
(a) (b)
................. 802 9,095
Fresh Del Monte Produce, Inc. ........... 4,247 125,456
Hain Celestial Group, Inc. (The)
(b)
......... 11,083 95,646
J & J Snack Foods Corp. ............... 1,910 328,749
John B Sanfilippo & Son, Inc. ............ 1,123 105,910
Lancaster Colony Corp. ............... 2,443 431,361
Lifeway Foods, Inc.
(b)
................. 701 18,170
Limoneira Co.
(a)
..................... 1,958 51,887
Mama's Creations, Inc.
(b)
............... 3,995 29,163
Mission Produce, Inc.
(b)
................ 5,047 64,703
Seneca Foods Corp. , Class A
(b)
.......... 591 36,837
Simply Good Foods Co. (The)
(b)
.......... 11,422 397,143
SunOpta, Inc.
(b)
..................... 10,875 69,382
TreeHouse Foods, Inc.
(a) (b)
.............. 5,866 246,255
Utz Brands, Inc. , Class A ............... 8,168 144,574
Vital Farms, Inc.
(b)
................... 4,085 143,261
Westrock Coffee Co.
(a) (b)
............... 4,220 27,430
WK Kellogg Co. ..................... 8,225 140,730
3,251,400
Gas Utilities — 1.0%
Brookfield Infrastructure Corp. , Class A
(a)
.... 15,076 654,751
Chesapeake Utilities Corp. ............. 2,754 341,964
New Jersey Resources Corp. ............ 12,299 580,513
Northwest Natural Holding Co. ........... 4,827 197,038
ONE Gas, Inc.
(a)
..................... 7,112 529,275
RGC Resources, Inc. ................. 893 20,155
Southwest Gas Holdings, Inc.
(a)
.......... 7,656 564,706
Spire, Inc. ......................... 6,992 470,492
3,358,894
Ground Transportation — 0.5%
ArcBest Corp. ...................... 2,975 322,639
Covenant Logistics Group, Inc. , Class A ..... 1,100 58,124
FTAI Infrastructure, Inc. ................ 12,932 121,043
Heartland Express, Inc. ................ 5,670 69,628
Hertz Global Holdings, Inc.
(a) (b)
........... 15,624 51,559
Marten Transport Ltd. ................. 7,258 128,467
PAM Transportation Services, Inc.
(b)
....... 707 13,079
Proficient Auto Logistics, Inc.
(b)
........... 1,462 20,731
RXO, Inc.
(a) (b)
....................... 17,045 477,260
Universal Logistics Holdings, Inc. ......... 814 35,092
Werner Enterprises, Inc. ............... 7,055 272,252
1,569,874
Health Care Equipment & Supplies — 3.2%
Accuray, Inc.
(b)
...................... 11,215 20,187
Alphatec Holdings, Inc.
(b)
............... 12,907 71,763
AngioDynamics, Inc.
(b)
................ 5,151 40,075
Artivion, Inc.
(b)
...................... 4,996 132,994

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
AtriCure, Inc.
(b)
..................... 5,776 $ 161,959
Avanos Medical, Inc.
(b)
................ 5,814 139,710
AxoGen, Inc.
(b)
...................... 5,205 72,974
Axonics, Inc.
(b)
...................... 6,404 445,718
Bioventus, Inc. , Class A
(b)
.............. 4,716 56,356
Cerus Corp.
(b)
...................... 23,654 41,158
CONMED Corp.
(a)
................... 3,898 280,344
CVRx, Inc.
(a) (b)
...................... 1,328 11,700
Embecta Corp.
(a)
.................... 7,296 102,874
Fractyl Health, Inc.
(b)
.................. 2,092 5,293
Glaukos Corp.
(b)
..................... 6,148 800,961
Haemonetics Corp.
(b)
................. 6,293 505,831
ICU Medical, Inc.
(b)
................... 2,698 491,630
Inari Medical, Inc.
(b)
.................. 6,653 274,370
Inmode Ltd.
(b)
...................... 10,031 170,025
Inogen, Inc.
(b)
...................... 2,708 26,268
Integer Holdings Corp.
(b)
............... 4,191 544,830
Integra LifeSciences Holdings Corp.
(b)
...... 8,615 156,535
iRadimed Corp. ..................... 1,024 51,497
iRhythm Technologies, Inc.
(b)
............ 3,927 291,541
Lantheus Holdings, Inc.
(b)
.............. 8,532 936,387
LeMaitre Vascular, Inc. ................ 2,535 235,476
LivaNova plc
(b)
...................... 6,857 360,267
Merit Medical Systems, Inc.
(a) (b)
........... 7,170 708,611
Neogen Corp.
(b)
..................... 27,403 460,644
NeuroPace, Inc.
(b)
................... 1,679 11,703
Nevro Corp.
(b)
...................... 4,491 25,105
Novocure Ltd.
(a) (b)
.................... 13,386 209,223
Omnicell, Inc.
(b)
..................... 5,575 243,070
OraSure Technologies, Inc.
(b)
............ 8,690 37,106
Orchestra BioMed Holdings, Inc.
(a) (b)
....... 3,039 15,621
Orthofix Medical, Inc.
(b)
................ 4,464 69,728
OrthoPediatrics Corp.
(b)
................ 1,931 52,349
Paragon 28, Inc.
(b)
................... 5,313 35,491
PROCEPT BioRobotics Corp.
(b)
.......... 5,326 426,719
Pulmonx Corp.
(b)
.................... 4,607 38,192
Pulse Biosciences, Inc.
(b)
............... 2,073 36,360
RxSight, Inc.
(b)
...................... 4,460 220,458
Sanara Medtech, Inc.
(b)
................ 433 13,094
Semler Scientific, Inc.
(b)
................ 599 14,106
SI-BONE, Inc.
(a) (b)
.................... 4,980 69,620
Sight Sciences, Inc.
(b)
................. 4,412 27,796
STAAR Surgical Co.
(b)
................. 6,216 230,924
Stereotaxis, Inc.
(b)
................... 6,854 13,982
Surmodics, Inc.
(b)
.................... 1,827 70,851
Tactile Systems Technology, Inc.
(b)
........ 2,848 41,609
Tandem Diabetes Care, Inc.
(b)
........... 8,138 345,133
TransMedics Group, Inc.
(b)
.............. 4,029 632,553
Treace Medical Concepts, Inc.
(a) (b)
......... 5,432 31,506
UFP Technologies, Inc.
(b)
............... 910 288,197
Utah Medical Products, Inc. ............. 363 24,288
Varex Imaging Corp.
(b)
................ 4,877 58,134
Zimvie, Inc.
(b)
....................... 3,284 52,117
Zynex, Inc.
(a) (b)
...................... 2,352 19,192
10,952,205
Health Care Providers & Services — 2.8%
Accolade, Inc.
(b)
..................... 8,654 33,318
AdaptHealth Corp.
(b)
.................. 12,822 143,991
Addus HomeCare Corp.
(b)
.............. 2,105 280,028
agilon health, Inc.
(b)
.................. 38,754 152,303
AirSculpt Technologies, Inc.
(b)
............ 1,033 5,237
Alignment Healthcare, Inc.
(b)
............ 12,601 148,944
AMN Healthcare Services, Inc.
(b)
.......... 4,815 204,108
Ardent Health Partners, Inc.
(a) (b)
.......... 1,325 24,353
Astrana Health, Inc.
(b)
................. 5,309 307,603
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Aveanna Healthcare Holdings, Inc.
(b)
....... 5,828 $ 30,306
BrightSpring Health Services, Inc.
(a) (b)
...... 6,889 101,131
Brookdale Senior Living, Inc.
(b)
........... 24,092 163,585
Castle Biosciences, Inc.
(b)
.............. 3,139 89,524
Community Health Systems, Inc.
(b)
........ 16,224 98,480
Concentra Group Holdings Parent, Inc.
(b)
.... 2,596 58,047
CorVel Corp.
(b)
...................... 1,105 361,213
Cross Country Healthcare, Inc.
(b)
......... 4,058 54,540
DocGo, Inc.
(b)
...................... 12,764 42,376
Enhabit, Inc.
(b)
...................... 6,202 48,996
Ensign Group, Inc. (The)
(a)
.............. 6,930 996,673
Fulgent Genetics, Inc.
(b)
............... 2,569 55,824
GeneDx Holdings Corp. , Class A
(b)
........ 1,542 65,442
Guardant Health, Inc.
(b)
................ 14,824 340,063
HealthEquity, Inc.
(a) (b)
................. 10,626 869,738
Hims & Hers Health, Inc. , Class A
(b)
........ 23,834 439,022
InfuSystem Holdings, Inc.
(b)
............. 2,010 13,467
Innovage Holding Corp.
(a) (b)
............. 2,186 13,116
Joint Corp. (The)
(b)
................... 1,617 18,498
LifeStance Health Group, Inc.
(b)
.......... 17,315 121,205
ModivCare, Inc.
(b)
.................... 1,556 22,220
Nano-X Imaging Ltd.
(a) (b)
............... 6,982 42,451
National HealthCare Corp. .............. 1,587 199,597
National Research Corp. ............... 1,725 39,433
NeoGenomics, Inc.
(a) (b)
................ 16,207 239,053
OPKO Health, Inc.
(a) (b)
................. 41,697 62,129
Option Care Health, Inc.
(b)
.............. 21,067 659,397
Owens & Minor, Inc.
(b)
................. 9,516 149,306
PACS Group, Inc.
(b)
.................. 4,903 195,973
Patterson Cos., Inc. .................. 9,956 217,439
Pediatrix Medical Group, Inc.
(b)
........... 10,618 123,063
Pennant Group, Inc. (The)
(b)
............. 3,668 130,948
Performant Financial Corp.
(b)
............ 8,196 30,653
PetIQ, Inc. , Class A
(b)
................. 3,495 107,541
Privia Health Group, Inc.
(a) (b)
............. 12,876 234,472
Progyny, Inc.
(a) (b)
.................... 10,592 177,522
Quipt Home Medical Corp.
(b)
............ 4,359 12,728
RadNet, Inc.
(b)
...................... 8,321 577,394
Select Medical Holdings Corp. ........... 13,449 468,967
Sonida Senior Living, Inc.
(b)
............. 420 11,231
Surgery Partners, Inc.
(b)
............... 9,722 313,437
Talkspace, Inc.
(b)
.................... 15,411 32,209
US Physical Therapy, Inc. .............. 1,776 150,303
Viemed Healthcare, Inc.
(b)
.............. 3,706 27,165
9,505,762
Health Care REITs — 0.7%
American Healthcare REIT, Inc. .......... 10,514 274,415
CareTrust REIT, Inc. .................. 17,490 539,741
Community Healthcare Trust, Inc. ......... 3,540 64,251
Diversified Healthcare Trust ............. 28,357 118,816
Global Medical REIT, Inc. .............. 8,176 81,024
LTC Properties, Inc. .................. 5,501 201,832
National Health Investors, Inc. ........... 5,322 447,367
Sabra Health Care REIT, Inc. ............ 29,364 546,464
Strawberry Fields REIT, Inc. ............ 839 10,647
Universal Health Realty Income Trust ...... 1,714 78,416
2,362,973
Health Care Technology — 0.4%
Definitive Healthcare Corp. , Class A
(b)
...... 7,484 33,454
Evolent Health, Inc. , Class A
(a) (b)
.......... 14,533 410,993
Health Catalyst, Inc.
(b)
................. 6,886 56,052
HealthStream, Inc. ................... 2,970 85,655
LifeMD, Inc.
(b)
...................... 4,346 22,773
OptimizeRx Corp.
(b)
.................. 2,502 19,315

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology (continued)
Phreesia, Inc.
(b)
..................... 6,889 $ 157,000
Schrodinger, Inc.
(a) (b)
.................. 7,031 130,425
Simulations Plus, Inc. ................. 1,993 63,816
Teladoc Health, Inc.
(b)
................. 21,561 197,930
Waystar Holding Corp.
(b)
............... 5,319 148,347
1,325,760
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc. ............. 29,231 434,080
Braemar Hotels & Resorts, Inc. .......... 8,632 26,673
Chatham Lodging Trust ................ 5,768 49,143
DiamondRock Hospitality Co.
(a)
.......... 27,013 235,824
Pebblebrook Hotel Trust ............... 15,012 198,609
RLJ Lodging Trust ................... 19,723 181,057
Ryman Hospitality Properties, Inc.
(a)
....... 7,402 793,790
Service Properties Trust ............... 20,094 91,629
Summit Hotel Properties, Inc. ............ 12,362 84,803
Sunstone Hotel Investors, Inc. ........... 26,049 268,826
Xenia Hotels & Resorts, Inc. ............ 12,723 187,919
2,552,353
Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment, Inc. , Class A
(b)
....... 6,784 78,830
Bally's Corp.
(b)
...................... 2,911 50,215
Biglari Holdings, Inc. , Class B
(b)
.......... 65 11,181
BJ's Restaurants, Inc.
(b)
................ 2,328 75,800
Bloomin' Brands, Inc.
(a)
................ 10,088 166,755
Brinker International, Inc.
(b)
............. 5,553 424,971
Cheesecake Factory, Inc. (The) .......... 6,110 247,760
Chuy's Holdings, Inc.
(b)
................ 2,210 82,654
Cracker Barrel Old Country Store, Inc.
(a)
.... 2,844 128,975
Dave & Buster's Entertainment, Inc.
(b)
...... 4,057 138,141
Denny's Corp.
(b)
..................... 6,672 43,034
Despegar.com Corp.
(b)
................ 7,702 95,505
Dine Brands Global, Inc.
(a)
.............. 1,980 61,835
El Pollo Loco Holdings, Inc.
(b)
............ 3,140 43,018
Everi Holdings, Inc.
(a) (b)
................ 9,581 125,894
First Watch Restaurant Group, Inc.
(a) (b)
...... 3,782 58,999
Full House Resorts, Inc.
(a) (b)
............. 3,953 19,844
Global Business Travel Group I
(a) (b)
........ 15,483 119,064
Golden Entertainment, Inc. ............. 2,612 83,035
Hilton Grand Vacations, Inc.
(b)
........... 9,403 341,517
Inspired Entertainment, Inc.
(b)
............ 2,571 23,833
International Game Technology plc ........ 14,336 305,357
Jack in the Box, Inc.
(a)
................. 2,411 112,208
Krispy Kreme, Inc. ................... 10,323 110,869
Kura Sushi USA, Inc. , Class A
(a) (b)
......... 718 57,842
Life Time Group Holdings, Inc.
(b)
.......... 7,453 182,002
Lindblad Expeditions Holdings, Inc.
(b)
....... 4,188 38,739
Monarch Casino & Resort, Inc. ........... 1,450 114,942
Mondee Holdings, Inc. , Class A
(b)
......... 5,362 7,453
Nathan's Famous, Inc. ................ 364 29,448
ONE Group Hospitality, Inc. (The)
(b)
........ 3,303 12,155
Papa John's International, Inc. ........... 4,187 225,554
PlayAGS, Inc.
(b)
..................... 5,235 59,627
Portillo's, Inc. , Class A
(b)
............... 6,849 92,256
Potbelly Corp.
(b)
..................... 2,991 24,945
RCI Hospitality Holdings, Inc. ............ 1,076 47,936
Red Rock Resorts, Inc. , Class A .......... 6,168 335,786
Rush Street Interactive, Inc. , Class A
(b)
..... 9,561 103,737
Sabre Corp.
(b)
...................... 47,342 173,745
Shake Shack, Inc. , Class A
(b)
............ 4,777 493,034
Six Flags Entertainment Corp. ........... 11,495 463,363
Super Group SGHC Ltd. ............... 19,646 71,315
Sweetgreen, Inc. , Class A
(b)
............. 12,411 439,970
Target Hospitality Corp.
(b)
.............. 3,946 30,700
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
United Parks & Resorts, Inc.
(b)
........... 4,468 $ 226,081
Vacasa, Inc. , Class A
(a) (b)
............... 1,850 5,198
Xponential Fitness, Inc. , Class A
(a) (b)
....... 2,984 37,002
6,222,124
Household Durables — 2.4%
Beazer Homes USA, Inc.
(b)
............. 3,705 126,600
Cavco Industries, Inc.
(b)
................ 1,040 445,370
Century Communities, Inc. ............. 3,512 361,666
Champion Homes, Inc.
(b)
............... 6,708 636,254
Cricut, Inc. , Class A
(a)
................. 5,860 40,610
Dream Finders Homes, Inc. , Class A
(b)
...... 3,497 126,626
Ethan Allen Interiors, Inc. .............. 2,912 92,864
Flexsteel Industries, Inc. ............... 568 25,157
GoPro, Inc. , Class A
(a) (b)
................ 15,442 21,001
Green Brick Partners, Inc.
(b)
............. 3,925 327,816
Hamilton Beach Brands Holding Co. , Class A . 1,059 32,225
Helen of Troy Ltd.
(b)
.................. 2,829 174,974
Hooker Furnishings Corp. .............. 1,280 23,142
Hovnanian Enterprises, Inc. , Class A
(b)
...... 610 124,666
Installed Building Products, Inc. .......... 3,013 742,011
iRobot Corp.
(b)
...................... 3,461 30,076
KB Home
(a)
........................ 8,463 725,194
Landsea Homes Corp.
(b)
............... 2,359 29,134
La-Z-Boy, Inc. ...................... 5,156 221,347
Legacy Housing Corp.
(b)
............... 1,384 37,852
LGI Homes, Inc.
(b)
................... 2,619 310,404
Lifetime Brands, Inc. .................. 1,563 10,222
Lovesac Co. (The)
(b)
.................. 1,802 51,627
M/I Homes, Inc.
(b)
.................... 3,313 567,716
Meritage Homes Corp. ................ 4,499 922,610
Purple Innovation, Inc.
(b)
............... 5,895 5,828
Sonos, Inc.
(b)
....................... 15,569 191,343
Taylor Morrison Home Corp.
(b)
........... 12,596 884,995
Traeger, Inc.
(b)
...................... 4,596 16,913
TRI Pointe Homes, Inc.
(b)
............... 11,363 514,858
United Homes Group, Inc. , Class A
(b)
....... 827 5,078
Vizio Holding Corp. , Class A
(b)
........... 11,203 125,137
Worthington Enterprises, Inc. ............ 3,982 165,054
8,116,370
Household Products — 0.3%
Central Garden & Pet Co.
(b)
............. 1,412 51,496
Central Garden & Pet Co. , Class A
(b)
....... 6,287 197,412
Energizer Holdings, Inc. ............... 9,078 288,317
Oil-Dri Corp. of America ............... 566 39,048
WD-40 Co. ........................ 1,703 439,170
1,015,443
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc. , Class A
(b)
............. 10,480 33,326
Montauk Renewables, Inc.
(a) (b)
........... 8,056 41,972
Ormat Technologies, Inc. ............... 6,767 520,653
Sunnova Energy International, Inc.
(a) (b)
...... 13,303 129,571
725,522
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A
(a)
....... 3,512 88,959
Industrial REITs — 0.5%
Industrial Logistics Properties Trust ........ 8,241 39,227
Innovative Industrial Properties, Inc.
(a)
...... 3,569 480,387
LXP Industrial Trust .................. 36,897 370,815
Plymouth Industrial REIT, Inc. ........... 5,289 119,532
Terreno Realty Corp. ................. 11,992 801,425
1,811,386

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance — 1.9%
Ambac Financial Group, Inc.
(b)
........... 5,463 $ 61,240
American Coastal Insurance Corp.
(a) (b)
...... 3,236 36,470
AMERISAFE, Inc. ................... 2,367 114,397
Baldwin Insurance Group, Inc. (The) , Class
A
(a) (b)
.......................... 8,284 412,543
Bowhead Specialty Holdings, Inc.
(b)
........ 656 18,374
CNO Financial Group, Inc. .............. 13,498 473,780
Crawford & Co. , Class A ............... 1,513 16,598
Donegal Group, Inc. , Class A ............ 2,120 31,249
Employers Holdings, Inc. ............... 2,887 138,489
Enstar Group Ltd.
(b)
.................. 1,602 515,187
F&G Annuities & Life, Inc. .............. 2,285 102,185
Fidelis Insurance Holdings Ltd. ........... 6,131 110,726
Genworth Financial, Inc. , Class A
(b)
........ 53,781 368,400
GoHealth, Inc. , Class A
(b)
............... 535 5,018
Goosehead Insurance, Inc. , Class A
(b)
...... 2,782 248,433
Greenlight Capital Re Ltd. , Class A
(b)
....... 3,500 47,775
Hamilton Insurance Group Ltd. , Class B
(b)
... 4,854 93,876
HCI Group, Inc. ..................... 1,032 110,486
Heritage Insurance Holdings, Inc.
(b)
........ 2,937 35,949
Hippo Holdings, Inc.
(a) (b)
................ 2,503 42,251
Horace Mann Educators Corp. ........... 4,848 169,438
Investors Title Co. ................... 176 40,445
James River Group Holdings Ltd. ......... 3,796 23,801
Kingsway Financial Services, Inc.
(b)
........ 2,087 17,280
Lemonade, Inc.
(a) (b)
................... 6,368 105,008
Maiden Holdings Ltd.
(a) (b)
............... 10,057 17,801
MBIA, Inc.
(a) (b)
...................... 5,844 20,863
Mercury General Corp. ................ 3,408 214,636
NI Holdings, Inc.
(b)
................... 1,275 19,992
Oscar Health, Inc. , Class A
(b)
............ 24,454 518,669
Palomar Holdings, Inc.
(b)
............... 3,078 291,394
ProAssurance Corp.
(b)
................. 6,029 90,676
Root, Inc. , Class A
(b)
.................. 1,096 41,407
Safety Insurance Group, Inc. ............ 1,706 139,517
Selective Insurance Group, Inc. .......... 7,676 716,171
Selectquote, Inc.
(b)
................... 18,540 40,232
SiriusPoint Ltd.
(b)
.................... 12,546 179,910
Skyward Specialty Insurance Group, Inc.
(b)
... 4,690 191,024
Stewart Information Services Corp. ........ 3,201 239,243
Tiptree, Inc. ....................... 3,216 62,937
Trupanion, Inc.
(b)
.................... 4,177 175,350
United Fire Group, Inc. ................ 2,555 53,476
Universal Insurance Holdings, Inc. ........ 3,230 71,577
6,424,273
Interactive Media & Services — 0.6%
Bumble, Inc. , Class A
(b)
................ 12,447 79,412
Cargurus, Inc. , Class A
(b)
............... 11,155 334,985
Cars.com, Inc.
(b)
..................... 8,281 138,790
EverQuote, Inc. , Class A
(b)
.............. 3,184 67,151
fuboTV, Inc.
(b)
...................... 34,996 49,694
Getty Images Holdings, Inc. , Class A
(b)
...... 12,471 47,514
Grindr, Inc.
(b)
....................... 3,116 37,174
MediaAlpha, Inc. , Class A
(b)
............. 3,922 71,027
Nextdoor Holdings, Inc. , Class A
(a) (b)
....... 21,982 54,515
Outbrain, Inc.
(b)
..................... 4,636 22,531
QuinStreet, Inc.
(b)
.................... 6,798 130,046
Shutterstock, Inc. .................... 3,050 107,878
System1, Inc. , Class A
(b)
............... 3,236 3,624
TrueCar, Inc.
(a) (b)
..................... 9,635 33,241
Vimeo, Inc.
(b)
....................... 18,764 94,758
Webtoon Entertainment, Inc.
(b)
........... 1,752 20,043
Yelp, Inc.
(b)
........................ 8,245 289,235
Ziff Davis, Inc.
(b)
..................... 5,727 278,676
Security
Shares
Shares Value
Interactive Media & Services (continued)
ZipRecruiter, Inc. , Class A
(b)
............. 9,369 $ 89,005
1,949,299
IT Services — 0.8%
Applied Digital Corp.
(a) (b)
............... 14,754 121,720
ASGN, Inc.
(b)
....................... 5,608 522,834
Backblaze, Inc. , Class A
(b)
.............. 5,044 32,231
BigBear.ai Holdings, Inc.
(a) (b)
............. 14,284 20,855
BigCommerce Holdings, Inc.
(b)
........... 9,451 55,288
Core Scientific, Inc.
(a) (b)
................ 22,416 265,854
Couchbase, Inc.
(a) (b)
.................. 4,915 79,230
DigitalOcean Holdings, Inc.
(b)
............ 8,269 333,985
Fastly, Inc. , Class A
(a) (b)
................ 16,320 123,542
Grid Dynamics Holdings, Inc. , Class A
(b)
..... 6,932 97,048
Hackett Group, Inc. (The) .............. 3,213 84,405
Information Services Group, Inc. .......... 4,126 13,616
Perficient, Inc.
(b)
..................... 4,366 329,546
Rackspace Technology, Inc.
(b)
........... 7,166 17,557
Squarespace, Inc. , Class A
(b)
............ 7,614 353,518
Thoughtworks Holding, Inc.
(b)
............ 11,655 51,515
Tucows, Inc. , Class A
(b)
................ 816 17,046
Unisys Corp.
(b)
...................... 7,794 44,270
2,564,060
Leisure Products — 0.4%
Acushnet Holdings Corp. ............... 3,572 227,715
AMMO, Inc.
(b)
...................... 10,187 14,567
Clarus Corp. ....................... 2,888 12,996
Escalade, Inc. ...................... 986 13,873
Funko, Inc. , Class A
(b)
................. 3,467 42,367
JAKKS Pacific, Inc.
(b)
................. 822 20,977
Johnson Outdoors, Inc. , Class A .......... 635 22,987
Latham Group, Inc.
(b)
................. 5,052 34,354
Malibu Boats, Inc. , Class A
(b)
............ 2,472 95,938
Marine Products Corp. ................ 798 7,733
MasterCraft Boat Holdings, Inc.
(b)
......... 2,195 39,971
Peloton Interactive, Inc. , Class A
(b)
........ 42,572 199,237
Smith & Wesson Brands, Inc. ............ 5,641 73,220
Solo Brands, Inc. , Class A
(a) (b)
............ 1,638 2,309
Sturm Ruger & Co., Inc. ............... 1,851 77,150
Topgolf Callaway Brands Corp.
(b)
......... 17,911 196,663
Vista Outdoor, Inc.
(b)
.................. 7,350 287,973
1,370,030
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.
(b)
......... 13,904 71,189
Akoya Biosciences, Inc.
(a) (b)
............. 2,922 7,948
BioLife Solutions, Inc.
(b)
................ 4,286 107,321
ChromaDex Corp.
(b)
.................. 6,071 22,159
Codexis, Inc.
(b)
...................... 9,953 30,655
CryoPort, Inc.
(b)
..................... 5,270 42,740
Cytek Biosciences, Inc.
(a) (b)
............. 14,912 82,613
Harvard Bioscience, Inc.
(b)
.............. 4,660 12,535
Lifecore Biomedical, Inc.
(a) (b)
............. 2,659 13,109
Maravai LifeSciences Holdings, Inc. , Class A
(b)
13,904 115,542
MaxCyte, Inc.
(b)
..................... 13,119 51,033
Mesa Laboratories, Inc. ............... 604 78,435
Nautilus Biotechnology, Inc.
(b)
............ 5,548 15,812
OmniAb, Inc.
(a) (b)
.................... 11,395 48,201
OmniAb, Inc., 12.50 Earnout Shares
(b) (d)
..... 703 —
OmniAb, Inc., 15.00 Earnout Shares
(b) (d)
..... 703 —
Pacific Biosciences of California, Inc.
(a) (b)
.... 36,058 61,299
Quanterix Corp.
(b)
.................... 4,455 57,737
Quantum-Si, Inc. , Class A
(a) (b)
............ 14,387 12,692
Standard BioTools, Inc.
(b)
............... 37,724 72,807
903,827

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 3.8%
374Water, Inc.
(a) (b)
................... 6,928 $ 9,422
3D Systems Corp.
(b)
.................. 16,298 46,286
Alamo Group, Inc. ................... 1,297 233,629
Albany International Corp. , Class A ........ 3,924 348,647
Astec Industries, Inc. ................. 2,698 86,174
Atmus Filtration Technologies, Inc. ........ 10,506 394,290
Barnes Group, Inc. ................... 5,794 234,136
Blue Bird Corp.
(b)
.................... 4,039 193,710
Chart Industries, Inc.
(a) (b)
............... 5,301 658,066
Columbus McKinnon Corp. ............. 3,590 129,240
Commercial Vehicle Group, Inc.
(b)
......... 3,905 12,691
Douglas Dynamics, Inc. ............... 2,910 80,258
Eastern Co. (The) ................... 636 20,638
Energy Recovery, Inc.
(b)
............... 6,825 118,687
Enerpac Tool Group Corp. , Class A ........ 6,330 265,164
Enpro, Inc.
(a)
....................... 2,641 428,317
ESCO Technologies, Inc. .............. 3,233 416,992
Federal Signal Corp. ................. 7,511 701,978
Franklin Electric Co., Inc. .............. 5,618 588,879
Gencor Industries, Inc.
(b)
............... 1,043 21,757
Gorman-Rupp Co. (The) ............... 2,709 105,516
Graham Corp.
(b)
..................... 1,262 37,343
Greenbrier Cos., Inc. (The) ............. 3,937 200,354
Helios Technologies, Inc. ............... 4,094 195,284
Hillenbrand, Inc. .................... 8,837 245,669
Hillman Solutions Corp.
(b)
.............. 23,731 250,599
Hyliion Holdings Corp. , Class A
(b)
......... 16,073 39,861
Hyster-Yale, Inc. , Class A .............. 1,387 88,449
John Bean Technologies Corp.
(a)
.......... 3,990 393,055
Kadant, Inc.
(a)
...................... 1,469 496,522
Kennametal, Inc.
(a)
................... 9,396 243,638
L B Foster Co. , Class A
(b)
............... 1,130 23,086
Lindsay Corp. ...................... 1,360 169,510
Luxfer Holdings plc .................. 3,156 40,870
Manitowoc Co., Inc. (The)
(b)
............. 4,179 40,202
Mayville Engineering Co., Inc.
(b)
.......... 1,333 28,100
Miller Industries, Inc. ................. 1,407 85,827
Mueller Industries, Inc. ................ 14,017 1,038,660
Mueller Water Products, Inc. , Class A ...... 19,515 423,476
NN, Inc.
(b)
......................... 5,855 22,834
Omega Flex, Inc. .................... 375 18,720
Park-Ohio Holdings Corp. .............. 1,037 31,836
Proto Labs, Inc.
(b)
.................... 3,343 98,184
REV Group, Inc. .................... 6,486 181,997
Shyft Group, Inc. (The) ................ 4,344 54,517
SPX Technologies, Inc.
(a) (b)
.............. 5,644 899,992
Standex International Corp.
(a)
............ 1,471 268,869
Taylor Devices, Inc.
(a) (b)
................ 279 13,928
Tennant Co. ....................... 2,382 228,767
Terex Corp. ........................ 8,378 443,280
Titan International, Inc.
(a) (b)
.............. 6,123 49,780
Trinity Industries, Inc. ................. 10,314 359,340
Twin Disc, Inc. ...................... 1,350 16,862
Wabash National Corp. ................ 5,616 107,771
Watts Water Technologies, Inc. , Class A
(a)
... 3,419 708,383
12,640,042
Marine Transportation — 0.3%
Costamare, Inc. ..................... 5,584 87,781
Genco Shipping & Trading Ltd. ........... 5,272 102,804
Golden Ocean Group Ltd.
(a)
............. 15,156 202,787
Himalaya Shipping Ltd. ................ 3,197 27,686
Matson, Inc. ....................... 4,276 609,843
Pangaea Logistics Solutions Ltd. ......... 3,688 26,664
Security
Shares
Shares Value
Marine Transportation (continued)
Safe Bulkers, Inc. ................... 7,394 $ 38,301
1,095,866
Media — 0.8%
Advantage Solutions, Inc. , Class A
(a) (b)
...... 13,544 46,456
AMC Networks, Inc. , Class A
(b)
........... 3,681 31,988
Boston Omaha Corp. , Class A
(b)
.......... 2,765 41,116
Cable One, Inc. ..................... 715 250,100
Cardlytics, Inc.
(a) (b)
................... 5,464 17,485
Clear Channel Outdoor Holdings, Inc.
(b)
..... 43,981 70,370
EchoStar Corp. , Class A
(b)
.............. 15,294 379,597
Emerald Holding, Inc. ................. 2,004 10,000
Entravision Communications Corp. , Class A .. 8,024 16,610
EW Scripps Co. (The) , Class A
(b)
......... 7,028 15,778
Gambling.com Group Ltd.
(b)
............. 1,606 16,092
Gannett Co., Inc.
(b)
................... 18,552 104,262
Gray Television, Inc. .................. 10,125 54,270
Ibotta, Inc. , Class A
(b)
................. 948 58,406
iHeartMedia, Inc. , Class A
(b)
............. 11,806 21,841
Innovid Corp.
(a) (b)
.................... 13,173 23,711
Integral Ad Science Holding Corp.
(b)
....... 9,150 98,911
John Wiley & Sons, Inc. , Class A ......... 4,571 220,551
Magnite, Inc.
(b)
...................... 15,857 219,619
National CineMedia, Inc.
(b)
.............. 8,976 63,281
PubMatic, Inc. , Class A
(b)
............... 5,342 79,436
Scholastic Corp. .................... 3,063 98,047
Sinclair, Inc. , Class A ................. 4,174 63,862
Stagwell, Inc. , Class A
(b)
............... 11,481 80,597
TechTarget, Inc.
(b)
.................... 3,307 80,856
TEGNA, Inc. ....................... 21,039 331,995
Thryv Holdings, Inc.
(b)
................. 3,809 65,629
Townsquare Media, Inc. , Class A ......... 1,297 13,177
WideOpenWest, Inc.
(b)
................ 6,242 32,770
2,606,813
Metals & Mining — 1.7%
Alpha Metallurgical Resources, Inc. ....... 1,378 325,456
Arch Resources, Inc. , Class A ........... 2,179 301,051
Caledonia Mining Corp. plc ............. 1,720 25,731
Carpenter Technology Corp. ............ 5,979 954,129
Century Aluminum Co.
(b)
............... 6,877 111,614
Coeur Mining, Inc.
(b)
.................. 49,621 341,392
Commercial Metals Co.
(a)
.............. 14,560 800,218
Compass Minerals International, Inc.
(a)
...... 4,317 51,890
Constellium SE , Class A
(b)
.............. 16,279 264,696
Contango ORE, Inc.
(a) (b)
................ 1,471 28,331
Critical Metals Corp.
(a) (b)
................ 793 5,900
Dakota Gold Corp.
(b)
.................. 9,636 22,741
Haynes International, Inc. .............. 1,537 91,513
Hecla Mining Co. .................... 73,045 487,210
i-80 Gold Corp.
(b)
.................... 40,732 47,249
Ivanhoe Electric, Inc.
(a) (b)
............... 10,445 88,365
Kaiser Aluminum Corp. ................ 2,013 145,983
Lifezone Metals Ltd.
(b)
................. 4,455 31,185
Materion Corp. ..................... 2,603 291,172
Metallus, Inc.
(b)
..................... 5,408 80,201
Metals Acquisition Ltd. , Class A
(b)
......... 6,463 89,513
Novagold Resources, Inc.
(a) (b)
............ 29,791 122,143
Olympic Steel, Inc. ................... 1,066 41,574
Perpetua Resources Corp.
(b)
............ 4,246 39,700
Piedmont Lithium, Inc.
(a) (b)
.............. 2,197 19,619
Radius Recycling, Inc. , Class A .......... 3,180 58,957
Ramaco Resources, Inc. , Class A
(a)
........ 3,403 39,815
Ramaco Resources, Inc. , Class B ......... 520 5,595
Ryerson Holding Corp. ................ 3,534 70,362
SSR Mining, Inc. .................... 25,507 144,880

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
SunCoke Energy, Inc. ................. 10,374 $ 90,046
Tredegar Corp.
(b)
.................... 3,463 25,245
Universal Stainless & Alloy Products, Inc.
(b)
.. 1,084 41,875
Warrior Met Coal, Inc. ................. 6,510 415,989
Worthington Steel, Inc. ................ 4,179 142,128
5,843,468
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
AFC Gamma, Inc. ................... 2,019 20,614
AG Mortgage Investment Trust, Inc.
(a)
...... 3,560 26,736
Angel Oak Mortgage REIT, Inc. .......... 1,478 15,416
Apollo Commercial Real Estate Finance, Inc.
(a)
17,780 163,398
Arbor Realty Trust, Inc. ................ 19,889 309,473
Ares Commercial Real Estate Corp.
(a)
...... 6,984 48,888
ARMOUR Residential REIT, Inc.
(a)
........ 6,248 127,459
Blackstone Mortgage Trust, Inc. , Class A
(a)
... 21,947 417,212
BrightSpire Capital, Inc. , Class A ......... 16,679 93,402
Chicago Atlantic Real Estate Finance, Inc. ... 1,895 29,391
Chimera Investment Corp. .............. 10,218 161,751
Claros Mortgage Trust, Inc.
(a)
............ 11,378 85,221
Dynex Capital, Inc. ................... 8,709 111,127
Ellington Financial, Inc.
(a)
............... 10,162 130,988
Franklin BSP Realty Trust, Inc. ........... 10,429 136,203
Granite Point Mortgage Trust, Inc. ........ 6,283 19,917
Invesco Mortgage Capital, Inc. ........... 6,510 61,129
KKR Real Estate Finance Trust, Inc. ....... 7,483 92,415
Ladder Capital Corp. , Class A ........... 14,919 173,060
MFA Financial, Inc. ................... 12,823 163,109
New York Mortgage Trust, Inc. ........... 10,974 69,465
Nexpoint Real Estate Finance, Inc. ........ 1,024 16,005
Orchid Island Capital, Inc.
(a)
............. 8,389 68,958
PennyMac Mortgage Investment Trust ...... 11,346 161,794
Ready Capital Corp.
(a)
................. 20,732 158,185
Redwood Trust, Inc. .................. 17,067 131,928
Seven Hills Realty Trust ............... 1,524 20,986
Sunrise Realty Trust, Inc. .............. 673 9,685
TPG RE Finance Trust, Inc. ............. 8,122 69,281
Two Harbors Investment Corp. ........... 13,155 182,591
3,275,787
Multi-Utilities — 0.4%
Avista Corp. ....................... 9,836 381,145
Black Hills Corp. .................... 8,183 500,145
Northwestern Energy Group, Inc.
(a)
........ 7,300 417,706
Unitil Corp. ........................ 1,938 117,404
1,416,400
Office REITs — 0.8%
Brandywine Realty Trust ............... 20,253 110,176
City Office REIT, Inc.
(a)
................ 5,072 29,621
COPT Defense Properties
(a)
............. 14,333 434,720
Douglas Emmett, Inc.
(a)
................ 12,930 227,180
Easterly Government Properties, Inc. ...... 12,712 172,629
Equity Commonwealth
(b)
............... 13,291 264,491
Franklin Street Properties Corp. .......... 12,539 22,194
Hudson Pacific Properties, Inc. ........... 16,576 79,233
JBG SMITH Properties ................ 10,415 182,054
NET Lease Office Properties ............ 1,898 58,117
Orion Office REIT, Inc. ................ 8,184 32,736
Paramount Group, Inc. ................ 23,301 114,641
Peakstone Realty Trust , Class E
(a)
........ 4,489 61,185
Piedmont Office Realty Trust, Inc. , Class A
(a)
. 15,756 159,136
Postal Realty Trust, Inc. , Class A ......... 2,571 37,639
SL Green Realty Corp.
(a)
............... 8,179 569,340
2,555,092
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 3.1%
Aemetis, Inc.
(a) (b)
.................... 4,588 $ 10,552
Amplify Energy Corp.
(b)
................ 4,344 28,366
Ardmore Shipping Corp. ............... 5,245 94,934
Berry Corp. ........................ 9,538 49,025
California Resources Corp. ............. 8,686 455,754
Centrus Energy Corp. , Class A
(b)
.......... 1,799 98,675
Clean Energy Fuels Corp.
(b)
............. 20,123 62,583
CNX Resources Corp.
(b)
............... 18,276 595,249
Comstock Resources, Inc.
(a)
............. 11,776 131,067
CONSOL Energy, Inc.
(a)
............... 3,684 385,531
Crescent Energy, Inc. , Class A ........... 17,659 193,366
CVR Energy, Inc.
(a)
................... 4,492 103,451
Delek US Holdings, Inc. ............... 8,118 152,212
DHT Holdings, Inc. ................... 16,956 187,025
Diversified Energy Co. plc
(c)
............. 5,898 67,119
Dorian LPG Ltd. ..................... 4,343 149,486
Empire Petroleum Corp.
(a) (b)
............. 1,616 8,484
Encore Energy Corp.
(a) (b)
............... 22,328 90,205
Energy Fuels, Inc.
(a) (b)
................. 22,768 124,996
Evolution Petroleum Corp. .............. 3,594 19,084
Excelerate Energy, Inc. , Class A .......... 2,154 47,410
FLEX LNG Ltd.
(a)
.................... 3,826 97,333
FutureFuel Corp. .................... 3,620 20,815
Golar LNG Ltd. ..................... 12,451 457,699
Granite Ridge Resources, Inc. ........... 6,478 38,479
Green Plains, Inc.
(a) (b)
................. 7,108 96,242
Gulfport Energy Corp.
(b)
............... 1,627 246,246
Hallador Energy Co.
(b)
................. 2,602 24,537
HighPeak Energy, Inc.
(a)
............... 1,886 26,178
International Seaways, Inc. ............. 5,068 261,306
Kinetik Holdings, Inc. , Class A ........... 4,778 216,252
Kosmos Energy Ltd.
(b)
................. 58,893 237,339
Magnolia Oil & Gas Corp. , Class A ........ 21,773 531,697
Murphy Oil Corp. .................... 18,467 623,077
NACCO Industries, Inc. , Class A .......... 471 13,353
NextDecade Corp.
(b)
.................. 14,477 68,187
Nordic American Tankers Ltd. ........... 25,459 93,435
Northern Oil & Gas, Inc.
(a)
.............. 12,510 442,979
Par Pacific Holdings, Inc.
(b)
............. 7,296 128,410
PBF Energy, Inc. , Class A .............. 13,079 404,795
Peabody Energy Corp.
(a)
............... 15,674 415,988
PrimeEnergy Resources Corp.
(b)
.......... 90 12,402
REX American Resources Corp.
(b)
........ 1,972 91,284
Riley Exploration Permian, Inc. ........... 1,436 38,040
Ring Energy, Inc.
(b)
................... 15,880 25,408
Sable Offshore Corp. , Class A
(b)
.......... 6,174 145,892
SandRidge Energy, Inc. ............... 4,152 50,779
Scorpio Tankers, Inc. ................. 5,910 421,383
SFL Corp. Ltd. ...................... 14,159 163,820
Sitio Royalties Corp. , Class A ............ 9,425 196,417
SM Energy Co.
(a)
.................... 14,503 579,685
Talos Energy, Inc.
(a) (b)
................. 18,737 193,928
Teekay Corp.
(b)
..................... 7,220 66,424
Teekay Tankers Ltd. , Class A ............ 2,966 172,769
Uranium Energy Corp.
(a) (b)
.............. 49,385 306,681
Ur-Energy, Inc.
(a) (b)
................... 42,930 51,087
VAALCO Energy, Inc. ................. 13,518 77,593
Vital Energy, Inc.
(a) (b)
.................. 3,641 97,943
Vitesse Energy, Inc. .................. 3,038 72,973
W&T Offshore, Inc.
(a)
................. 11,854 25,486
World Kinect Corp. ................... 7,355 227,343
10,516,258

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(b)
.............. 2,092 $ 59,706
Sylvamo Corp. ..................... 4,347 373,190
432,896
Passenger Airlines — 0.4%
Allegiant Travel Co. .................. 2,042 112,433
Blade Air Mobility, Inc. , Class A
(b)
......... 6,516 19,157
Frontier Group Holdings, Inc.
(a) (b)
.......... 6,241 33,389
JetBlue Airways Corp.
(a) (b)
.............. 38,891 255,125
Joby Aviation, Inc. , Class A
(a) (b)
........... 50,513 254,080
SkyWest, Inc.
(b)
..................... 5,014 426,290
Spirit Airlines, Inc.
(a)
.................. 13,461 32,307
Sun Country Airlines Holdings, Inc.
(b)
....... 4,654 52,171
Wheels Up Experience, Inc. , Class A
(a) (b)
.... 11,100 26,862
1,211,814
Personal Care Products — 0.3%
Beauty Health Co. (The) , Class A
(b)
........ 10,149 14,614
Edgewell Personal Care Co. ............ 6,282 228,288
Herbalife Ltd.
(b)
..................... 12,593 90,544
Honest Co., Inc. (The)
(b)
............... 10,101 36,061
Inter Parfums, Inc.
(a)
.................. 2,299 297,674
Medifast, Inc.
(b)
..................... 1,320 25,265
Nature's Sunshine Products, Inc.
(b)
........ 1,330 18,115
Nu Skin Enterprises, Inc. , Class A ......... 6,314 46,534
Olaplex Holdings, Inc.
(b)
............... 17,468 41,050
USANA Health Sciences, Inc.
(b)
.......... 1,424 53,998
Veru, Inc.
(b)
........................ 16,355 12,577
Waldencast plc , Class A
(a) (b)
............. 2,921 10,632
875,352
Pharmaceuticals — 1.7%
Alto Neuroscience, Inc.
(b)
............... 2,625 30,030
Alumis, Inc.
(b)
...................... 1,474 15,742
Amneal Pharmaceuticals, Inc. , Class A
(b)
.... 20,095 167,190
Amphastar Pharmaceuticals, Inc.
(b)
........ 4,834 234,594
ANI Pharmaceuticals, Inc.
(b)
............. 2,324 138,650
Aquestive Therapeutics, Inc.
(a) (b)
.......... 9,407 46,847
Arvinas, Inc.
(b)
...................... 8,075 198,887
Atea Pharmaceuticals, Inc.
(b)
............ 8,884 29,761
Avadel Pharmaceuticals plc , ADR
(a) (b)
...... 11,653 152,829
Axsome Therapeutics, Inc.
(b)
............ 4,577 411,335
Biote Corp. , Class A
(b)
................. 3,287 18,341
Cassava Sciences, Inc.
(a) (b)
............. 4,915 144,648
Collegium Pharmaceutical, Inc.
(b)
......... 3,957 152,899
Contineum Therapeutics, Inc. , Class A
(b)
.... 835 15,982
Corcept Therapeutics, Inc.
(b)
............ 10,154 469,927
CorMedix, Inc.
(a) (b)
................... 6,207 50,153
Edgewise Therapeutics, Inc.
(b)
........... 9,121 243,440
Enliven Therapeutics, Inc.
(a) (b)
............ 4,420 112,887
Esperion Therapeutics, Inc.
(b)
............ 23,768 39,217
Evolus, Inc.
(b)
...................... 6,956 112,687
EyePoint Pharmaceuticals, Inc.
(b)
......... 6,325 50,537
Fulcrum Therapeutics, Inc.
(b)
............ 7,805 27,864
Harmony Biosciences Holdings, Inc.
(b)
...... 3,757 150,280
Harrow, Inc.
(b)
...................... 3,876 174,265
Innoviva, Inc.
(b)
..................... 6,547 126,423
Ligand Pharmaceuticals, Inc.
(b)
........... 2,154 215,594
Liquidia Corp.
(b)
..................... 7,259 72,590
Longboard Pharmaceuticals, Inc.
(b)
........ 4,067 135,553
MediWound Ltd.
(b)
................... 981 17,717
Mind Medicine MindMed, Inc.
(b)
.......... 9,068 51,597
Nektar Therapeutics
(a) (b)
................ 22,561 29,329
Neumora Therapeutics, Inc.
(a) (b)
.......... 10,531 139,115
Nuvation Bio, Inc. , Class A
(b)
............ 22,605 51,765
Ocular Therapeutix, Inc.
(a) (b)
............. 19,579 170,337
Security
Shares
Shares Value
Pharmaceuticals (continued)
Omeros Corp.
(b)
..................... 7,444 $ 29,553
Pacira BioSciences, Inc.
(b)
.............. 5,621 84,596
Phathom Pharmaceuticals, Inc.
(a) (b)
........ 4,039 73,025
Phibro Animal Health Corp. , Class A ....... 2,402 54,093
Pliant Therapeutics, Inc.
(a) (b)
............. 6,925 77,629
Prestige Consumer Healthcare, Inc.
(b)
...... 6,224 448,750
Rapport Therapeutics, Inc.
(b)
............ 1,070 21,914
Revance Therapeutics, Inc.
(b)
............ 13,719 71,202
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 82,679 )
(b) (e)
..................... 7,889 7,045
scPharmaceuticals, Inc.
(b)
.............. 3,467 15,810
SIGA Technologies, Inc.
(a)
.............. 5,290 35,708
Supernus Pharmaceuticals, Inc.
(b)
......... 6,328 197,307
Tarsus Pharmaceuticals, Inc.
(b)
........... 4,632 152,346
Terns Pharmaceuticals, Inc.
(b)
............ 7,277 60,690
Theravance Biopharma, Inc.
(b)
........... 4,390 35,383
Third Harmonic Bio, Inc.
(a) (b)
............. 2,294 31,084
Trevi Therapeutics, Inc.
(a) (b)
............. 8,625 28,808
Ventyx Biosciences, Inc.
(a) (b)
............. 5,721 12,472
Verrica Pharmaceuticals, Inc.
(b)
........... 2,541 3,684
WaVe Life Sciences Ltd.
(b)
.............. 8,829 72,398
Xeris Biopharma Holdings, Inc.
(b)
......... 16,097 45,876
Zevra Therapeutics, Inc.
(b)
.............. 5,579 38,718
5,797,103
Professional Services — 2.3%
Alight, Inc. , Class A
(b)
................. 52,573 389,040
Asure Software, Inc.
(b)
................. 2,445 22,127
Barrett Business Services, Inc. ........... 3,240 121,532
BlackSky Technology, Inc.
(b)
............. 1,920 9,101
CBIZ, Inc.
(b)
........................ 6,006 404,144
Conduent, Inc.
(b)
.................... 19,839 79,951
CRA International, Inc. ................ 841 147,444
CSG Systems International, Inc. .......... 3,846 187,108
DLH Holdings Corp.
(b)
................. 984 9,210
ExlService Holdings, Inc.
(b)
............. 19,585 747,168
Exponent, Inc.
(a)
..................... 6,330 729,722
First Advantage Corp.
(b)
................ 6,496 128,946
FiscalNote Holdings, Inc. , Class A
(b)
....... 7,953 10,180
Forrester Research, Inc.
(b)
.............. 1,441 25,952
Franklin Covey Co.
(b)
................. 1,424 58,569
Heidrick & Struggles International, Inc. ..... 2,512 97,616
HireQuest, Inc. ..................... 623 8,822
Huron Consulting Group, Inc.
(b)
........... 2,226 241,966
IBEX Holdings Ltd.
(b)
.................. 975 19,480
ICF International, Inc. ................. 2,347 391,456
Innodata, Inc.
(a) (b)
.................... 3,697 61,999
Insperity, Inc. ....................... 4,516 397,408
Kelly Services, Inc. , Class A ............. 4,094 87,653
Kforce, Inc. ........................ 2,315 142,257
Korn Ferry ........................ 6,582 495,230
Legalzoom.com, Inc.
(b)
................ 17,298 109,842
Maximus, Inc. ...................... 7,654 713,047
Mistras Group, Inc.
(b)
................. 2,441 27,754
NV5 Global, Inc.
(b)
................... 1,789 167,236
Planet Labs PBC , Class A
(b)
............. 26,135 58,281
Resources Connection, Inc. ............. 4,061 39,392
Spire Global, Inc. , Class A
(b)
............. 2,787 27,842
Sterling Check Corp.
(b)
................ 3,877 64,823
TriNet Group, Inc. ................... 3,932 381,286
TrueBlue, Inc.
(b)
..................... 3,719 29,343
TTEC Holdings, Inc. .................. 2,622 15,391
Upwork, Inc.
(b)
...................... 15,279 159,666
Verra Mobility Corp. , Class A
(b)
........... 20,953 582,703
Willdan Group, Inc.
(b)
................. 1,707 69,902

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
WNS Holdings Ltd.
(b)
................. 5,618 $ 296,125
7,756,714
Real Estate Management & Development — 0.8%
Anywhere Real Estate, Inc.
(b)
............ 11,673 59,299
Compass, Inc. , Class A
(b)
............... 47,601 290,842
Cushman & Wakefield plc
(b)
............. 19,001 258,984
DigitalBridge Group, Inc. , Class A ......... 20,299 286,825
eXp World Holdings, Inc.
(a)
.............. 10,292 145,014
Forestar Group, Inc.
(b)
................. 2,495 80,763
FRP Holdings, Inc.
(b)
.................. 1,722 51,419
Kennedy-Wilson Holdings, Inc. ........... 13,944 154,081
Marcus & Millichap, Inc. ............... 3,004 119,048
Maui Land & Pineapple Co., Inc.
(b)
........ 731 16,411
Newmark Group, Inc. , Class A ........... 16,943 263,125
Offerpad Solutions, Inc. , Class A
(b)
........ 2,177 8,839
Opendoor Technologies, Inc.
(a) (b)
.......... 78,165 156,330
RE/MAX Holdings, Inc. , Class A
(b)
......... 2,229 27,751
Real Brokerage, Inc. (The)
(a) (b)
........... 11,977 66,472
Redfin Corp.
(b)
...................... 14,838 185,920
RMR Group, Inc. (The) , Class A .......... 1,933 49,060
St. Joe Co. (The) .................... 4,524 263,794
Star Holdings
(b)
..................... 1,552 21,480
Stratus Properties, Inc.
(b)
............... 685 17,803
Tejon Ranch Co.
(b)
................... 2,315 40,628
Transcontinental Realty Investors, Inc.
(b)
.... 183 5,269
2,569,157
Residential REITs — 0.5%
Apartment Investment & Management Co. ,
Class A
(b)
....................... 18,333 165,730
BRT Apartments Corp. ................ 1,549 27,231
Centerspace ....................... 1,935 136,359
Clipper Realty, Inc. ................... 2,705 15,419
Elme Communities ................... 11,202 197,043
Independence Realty Trust, Inc.
(a)
......... 28,553 585,337
NexPoint Residential Trust, Inc. .......... 2,785 122,568
UMH Properties, Inc. ................. 8,093 159,189
Veris Residential, Inc. ................. 9,816 175,314
1,584,190
Retail REITs — 1.3%
Acadia Realty Trust .................. 13,029 305,921
Alexander's, Inc. .................... 265 64,225
CBL & Associates Properties, Inc. ......... 3,026 76,255
Getty Realty Corp. ................... 6,318 200,976
InvenTrust Properties Corp. ............. 8,745 248,096
Kite Realty Group Trust ................ 27,378 727,160
Macerich Co. (The) .................. 27,492 501,454
NETSTREIT Corp.
(a)
.................. 9,274 153,299
Phillips Edison & Co., Inc.
(a)
............. 15,477 583,638
Retail Opportunity Investments Corp. ...... 15,265 240,118
Saul Centers, Inc. ................... 1,435 60,213
SITE Centers Corp. .................. 6,094 368,687
Tanger, Inc. ........................ 13,491 447,631
Urban Edge Properties ................ 15,343 328,187
Whitestone REIT .................... 6,072 82,154
4,388,014
Semiconductors & Semiconductor Equipment — 2.2%
ACM Research, Inc. , Class A
(b)
........... 6,408 130,082
Aehr Test Systems
(a) (b)
................. 3,510 45,103
Alpha & Omega Semiconductor Ltd.
(b)
...... 2,896 107,499
Ambarella, Inc.
(b)
.................... 4,698 264,991
Axcelis Technologies, Inc.
(b)
............. 4,089 428,732
CEVA, Inc.
(b)
....................... 2,684 64,819
Cohu, Inc.
(a) (b)
...................... 5,871 150,885
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Credo Technology Group Holding Ltd.
(a) (b)
.... 15,979 $ 492,153
Diodes, Inc.
(a) (b)
..................... 5,731 367,300
Everspin Technologies, Inc.
(a) (b)
........... 2,421 14,284
FormFactor, Inc.
(b)
................... 9,718 447,028
GCT Semiconductor Holding, Inc.
(b)
........ 2,018 6,760
Ichor Holdings Ltd.
(b)
.................. 4,120 131,057
Impinj, Inc.
(a) (b)
...................... 2,878 623,144
indie Semiconductor, Inc. , Class A
(a) (b)
...... 20,593 82,166
Kulicke & Soffa Industries, Inc.
(a)
.......... 6,648 300,024
MaxLinear, Inc.
(a) (b)
................... 9,948 144,047
Navitas Semiconductor Corp.
(a) (b)
......... 15,900 38,955
NVE Corp. ........................ 559 44,647
PDF Solutions, Inc.
(b)
................. 3,795 120,226
Photronics, Inc.
(b)
.................... 7,824 193,722
Power Integrations, Inc. ............... 7,083 454,162
QuickLogic Corp.
(a) (b)
.................. 1,704 13,070
Rambus, Inc.
(b)
..................... 13,658 576,641
Rigetti Computing, Inc.
(a) (b)
.............. 17,585 13,771
Semtech Corp.
(b)
.................... 8,015 365,965
Silicon Laboratories, Inc.
(b)
.............. 3,994 461,587
SiTime Corp.
(b)
...................... 2,310 396,188
SkyWater Technology, Inc.
(b)
............ 3,449 31,317
SMART Global Holdings, Inc.
(b)
........... 6,498 136,133
Synaptics, Inc.
(b)
.................... 4,911 380,995
Ultra Clean Holdings, Inc.
(b)
............. 5,587 223,089
Veeco Instruments, Inc.
(b)
.............. 6,989 231,546
7,482,088
Software — 5.9%
8x8, Inc.
(b)
......................... 15,721 32,071
A10 Networks, Inc. ................... 8,641 124,776
ACI Worldwide, Inc.
(b)
................. 13,232 673,509
Adeia, Inc. ........................ 13,969 166,371
Agilysys, Inc.
(b)
..................... 2,772 302,065
Alarm.com Holdings, Inc.
(b)
............. 6,062 331,410
Alkami Technology, Inc.
(b)
.............. 5,593 176,403
Altair Engineering, Inc. , Class A
(b)
......... 7,197 687,385
American Software, Inc. , Class A ......... 3,744 41,895
Amplitude, Inc. , Class A
(b)
.............. 9,678 86,812
Appian Corp. , Class A
(a) (b)
.............. 5,166 176,367
Arteris, Inc.
(b)
....................... 3,447 26,611
Asana, Inc. , Class A
(b)
................. 9,747 112,968
AudioEye, Inc.
(b)
..................... 894 20,428
Aurora Innovation, Inc. , Class A
(b)
......... 116,017 686,821
AvePoint, Inc. , Class A
(b)
............... 16,123 189,768
Bit Digital, Inc.
(b)
..................... 14,875 52,211
Blackbaud, Inc.
(b)
.................... 5,165 437,372
BlackLine, Inc.
(b)
.................... 7,251 399,820
Blend Labs, Inc. , Class A
(b)
............. 29,023 108,836
Box, Inc. , Class A
(a) (b)
................. 17,657 577,914
Braze, Inc. , Class A
(b)
................. 8,171 264,250
C3.ai, Inc. , Class A
(a) (b)
................ 10,401 252,016
Cerence, Inc.
(a) (b)
.................... 5,025 15,829
Cipher Mining, Inc.
(a) (b)
................. 21,742 84,142
Cleanspark, Inc.
(b)
................... 28,958 270,468
Clear Secure, Inc. , Class A
(a)
............ 11,079 367,158
Clearwater Analytics Holdings, Inc. , Class A
(b)
. 18,823 475,281
CommVault Systems, Inc.
(b)
............. 5,469 841,406
Consensus Cloud Solutions, Inc.
(b)
........ 2,071 48,772
CS Disco, Inc.
(b)
..................... 4,173 24,537
Daily Journal Corp.
(b)
................. 179 87,728
Dave, Inc. , Class A
(b)
................. 991 39,600
Digimarc Corp.
(a) (b)
................... 1,803 48,465
Digital Turbine, Inc.
(a) (b)
................ 11,614 35,655
Domo, Inc. , Class B
(b)
................. 3,734 28,042
D-Wave Quantum, Inc.
(b)
............... 11,189 10,998

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
E2open Parent Holdings, Inc. , Class A
(b)
.... 25,278 $ 111,476
eGain Corp.
(b)
...................... 2,947 15,030
Enfusion, Inc. , Class A
(a) (b)
.............. 6,041 57,329
Envestnet, Inc.
(b)
.................... 6,100 381,982
EverCommerce, Inc.
(b)
................ 2,494 25,838
Freshworks, Inc. , Class A
(b)
............. 25,641 294,359
Hut 8 Corp.
(a) (b)
..................... 10,113 123,985
iLearningEngines Holdings, Inc.
(a) (b)
........ 3,613 6,034
Instructure Holdings, Inc.
(b)
............. 2,759 64,974
Intapp, Inc.
(b)
....................... 4,811 230,110
InterDigital, Inc. ..................... 3,197 452,791
Jamf Holding Corp.
(b)
................. 10,114 175,478
Kaltura, Inc.
(b)
...................... 9,763 13,278
Life360, Inc.
(b)
...................... 646 25,420
LiveRamp Holdings, Inc.
(b)
.............. 8,217 203,617
MARA Holdings, Inc.
(a) (b)
............... 34,360 557,319
Matterport, Inc. , Class A
(b)
.............. 33,719 151,735
Meridianlink, Inc.
(b)
................... 3,641 74,895
Mitek Systems, Inc.
(a) (b)
................ 5,830 50,546
N-able, Inc.
(b)
....................... 9,175 119,825
NCR Voyix Corp.
(b)
................... 18,419 249,946
NextNav, Inc.
(a) (b)
.................... 9,386 70,301
Olo, Inc. , Class A
(b)
................... 12,836 63,667
ON24, Inc.
(b)
....................... 3,326 20,355
OneSpan, Inc.
(b)
..................... 4,995 83,267
Ooma, Inc.
(b)
....................... 2,827 32,199
Pagaya Technologies Ltd. , Class A
(b)
....... 5,900 62,363
PagerDuty, Inc.
(b)
.................... 11,335 210,264
Porch Group, Inc.
(a) (b)
................. 9,696 14,883
PowerSchool Holdings, Inc. , Class A
(b)
...... 7,494 170,938
Prairie Operating Co.
(b)
................ 859 7,525
Progress Software Corp.
(a)
.............. 5,394 363,394
PROS Holdings, Inc.
(b)
................ 5,785 107,138
Q2 Holdings, Inc.
(a) (b)
.................. 7,423 592,133
Qualys, Inc.
(b)
...................... 4,654 597,853
Rapid7, Inc.
(b)
...................... 7,790 310,743
Red Violet, Inc.
(b)
.................... 1,517 43,159
Rekor Systems, Inc.
(b)
................. 8,915 10,520
ReposiTrak, Inc.
(a)
................... 1,417 26,172
Rimini Street, Inc.
(b)
.................. 6,637 12,278
Riot Platforms, Inc.
(a) (b)
................ 35,569 263,922
Roadzen, Inc.
(a) (b)
.................... 4,324 5,146
Sapiens International Corp. NV .......... 3,805 141,812
SEMrush Holdings, Inc. , Class A
(b)
........ 4,586 72,046
Silvaco Group, Inc.
(b)
................. 704 10,067
SolarWinds Corp. ................... 7,231 94,365
SoundHound AI, Inc. , Class A
(a) (b)
......... 35,800 166,828
SoundThinking, Inc.
(b)
................. 1,052 12,193
Sprinklr, Inc. , Class A
(b)
................ 15,516 119,939
Sprout Social, Inc. , Class A
(b)
............ 6,220 180,815
SPS Commerce, Inc.
(b)
................ 4,662 905,221
Telos Corp.
(b)
....................... 7,127 25,586
Tenable Holdings, Inc.
(b)
............... 14,822 600,587
Terawulf, Inc.
(a) (b)
.................... 29,069 136,043
Varonis Systems, Inc.
(b)
................ 13,715 774,897
Verint Systems, Inc.
(b)
................. 7,812 197,878
Vertex, Inc. , Class A
(b)
................. 6,824 262,792
Viant Technology, Inc. , Class A
(b)
.......... 2,434 26,944
Weave Communications, Inc.
(b)
.......... 4,965 63,552
WM Technology, Inc. , Class A
(b)
.......... 10,370 9,022
Workiva, Inc. , Class A
(b)
................ 6,339 501,542
Xperi, Inc.
(b)
........................ 5,605 51,790
Yext, Inc.
(b)
........................ 13,122 90,804
Zeta Global Holdings Corp. , Class A
(a) (b)
..... 22,236 663,300
Security
Shares
Shares Value
Software (continued)
Zuora, Inc. , Class A
(b)
................. 16,627 $ 143,325
20,011,695
Specialized REITs — 0.5%
Farmland Partners, Inc.
(a)
.............. 5,187 54,204
Four Corners Property Trust, Inc.
(a)
........ 10,946 320,827
Gladstone Land Corp. ................ 4,336 60,270
Outfront Media, Inc. .................. 18,724 344,147
PotlatchDeltic Corp. .................. 10,068 453,564
Safehold, Inc. ...................... 6,751 177,079
Uniti Group, Inc. .................... 30,553 172,319
1,582,410
Specialty Retail — 2.4%
1-800-Flowers.com, Inc. , Class A
(b)
........ 3,249 25,765
Aaron's Co., Inc. (The) ................ 3,894 38,745
Abercrombie & Fitch Co. , Class A
(a) (b)
....... 6,316 883,608
Academy Sports & Outdoors, Inc. ......... 8,762 511,350
American Eagle Outfitters, Inc.
(a)
.......... 22,958 514,030
America's Car-Mart, Inc.
(b)
.............. 761 31,901
Arhaus, Inc. , Class A
(a)
................ 6,435 79,215
Arko Corp.
(a)
....................... 9,829 69,000
Asbury Automotive Group, Inc.
(a) (b)
......... 2,548 607,927
BARK, Inc.
(b)
....................... 13,878 22,621
Beyond, Inc.
(a) (b)
..................... 6,087 61,357
Boot Barn Holdings, Inc.
(a) (b)
............. 3,717 621,780
Buckle, Inc. (The) ................... 3,894 171,219
Build-A-Bear Workshop, Inc.
(a)
........... 1,647 56,607
Caleres, Inc.
(a)
...................... 4,365 144,263
Camping World Holdings, Inc. , Class A ..... 5,180 125,460
Citi Trends, Inc.
(a) (b)
................... 1,049 19,270
Designer Brands, Inc. , Class A
(a)
.......... 5,032 37,136
Destination XL Group, Inc.
(b)
............ 6,938 20,398
EVgo, Inc. , Class A
(b)
................. 12,780 52,909
Foot Locker, Inc. .................... 10,505 271,449
Genesco, Inc.
(b)
..................... 1,236 33,582
Group 1 Automotive, Inc.
(a)
.............. 1,663 636,996
GrowGeneration Corp.
(a) (b)
.............. 6,574 14,003
Haverty Furniture Cos., Inc. ............. 1,754 48,182
J Jill, Inc. ......................... 435 10,731
Lands' End, Inc.
(b)
................... 1,728 29,843
Leslie's, Inc.
(b)
...................... 22,001 69,523
MarineMax, Inc.
(b)
.................... 2,745 96,816
Monro, Inc. ........................ 3,863 111,486
National Vision Holdings, Inc.
(b)
.......... 9,491 103,547
ODP Corp. (The)
(b)
................... 4,506 134,054
OneWater Marine, Inc. , Class A
(a) (b)
........ 1,610 38,495
Petco Health & Wellness Co., Inc.
(b)
....... 10,577 48,125
RealReal, Inc. (The)
(a) (b)
................ 12,287 38,581
Revolve Group, Inc. , Class A
(b)
........... 4,654 115,326
RumbleON, Inc. , Class B
(b)
............. 2,112 10,116
Sally Beauty Holdings, Inc.
(b)
............ 12,910 175,189
Shoe Carnival, Inc.
(a)
................. 2,259 99,057
Signet Jewelers Ltd.
(a)
................. 5,374 554,274
Sleep Number Corp.
(b)
................ 2,585 47,357
Sonic Automotive, Inc. , Class A
(a)
......... 1,750 102,340
Stitch Fix, Inc. , Class A
(b)
............... 11,896 33,547
ThredUp, Inc. , Class A
(b)
............... 10,186 8,577
Tile Shop Holdings, Inc.
(b)
.............. 4,225 27,843
Tilly's, Inc. , Class A
(b)
................. 3,026 15,433
Torrid Holdings, Inc.
(b)
................. 1,710 6,720
Upbound Group, Inc.
(a)
................ 6,802 217,596
Urban Outfitters, Inc.
(b)
................ 8,068 309,085
Victoria's Secret & Co.
(b)
............... 9,875 253,788
Warby Parker, Inc. , Class A
(b)
............ 10,987 179,418
Winmark Corp. ..................... 359 137,472

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Zumiez, Inc.
(b)
...................... 1,816 $ 38,681
8,111,793
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure, Inc. , Class A
(a)
........... 2,762 38,723
Corsair Gaming, Inc.
(b)
................ 5,976 41,593
CPI Card Group, Inc.
(b)
................ 500 13,915
Diebold Nixdorf, Inc.
(b)
................. 3,189 142,421
Eastman Kodak Co.
(b)
................. 8,432 39,799
Immersion Corp. .................... 4,029 35,939
IonQ, Inc.
(a) (b)
....................... 24,968 218,220
Turtle Beach Corp.
(b)
.................. 1,876 28,778
Xerox Holdings Corp.
(a)
................ 14,782 153,437
712,825
Textiles, Apparel & Luxury Goods — 0.6%
Figs, Inc. , Class A
(b)
.................. 16,006 109,481
G-III Apparel Group Ltd.
(b)
.............. 4,946 150,952
Hanesbrands, Inc.
(b)
.................. 44,377 326,171
Kontoor Brands, Inc. .................. 6,995 572,051
Movado Group, Inc. .................. 1,997 37,144
Oxford Industries, Inc. ................ 1,893 164,237
Rocky Brands, Inc. ................... 915 29,152
Steven Madden Ltd. .................. 9,111 446,348
Superior Group of Cos., Inc. ............ 1,651 25,574
Vera Bradley, Inc.
(b)
.................. 3,137 17,128
Wolverine World Wide, Inc. ............. 10,026 174,653
2,052,891
Tobacco — 0.2%
Ispire Technology, Inc.
(b)
............... 2,188 13,577
Turning Point Brands, Inc. .............. 2,148 92,686
Universal Corp. ..................... 3,004 159,542
Vector Group Ltd. ................... 18,389 274,364
540,169
Trading Companies & Distributors — 2.3%
Alta Equipment Group, Inc. , Class A
(a)
...... 2,950 19,883
Applied Industrial Technologies, Inc. ....... 4,820 1,075,487
Beacon Roofing Supply, Inc.
(b)
........... 8,003 691,699
BlueLinx Holdings, Inc.
(b)
............... 1,092 115,119
Boise Cascade Co. .................. 4,982 702,362
Custom Truck One Source, Inc.
(b)
......... 7,030 24,254
Distribution Solutions Group, Inc.
(a) (b)
....... 1,288 49,601
DNOW, Inc.
(b)
...................... 13,567 175,421
DXP Enterprises, Inc.
(b)
................ 1,565 83,508
EVI Industries, Inc. ................... 550 10,631
FTAI Aviation Ltd. .................... 12,657 1,682,115
GATX Corp.
(a)
...................... 4,451 589,535
Global Industrial Co. .................. 1,806 61,350
GMS, Inc.
(b)
........................ 5,070 459,190
H&E Equipment Services, Inc. ........... 4,077 198,468
Herc Holdings, Inc. ................... 3,554 566,614
Hudson Technologies, Inc.
(b)
............ 5,098 42,517
Karat Packaging, Inc. ................. 883 22,861
McGrath RentCorp ................... 3,048 320,893
MRC Global, Inc.
(b)
................... 10,817 137,809
Rush Enterprises, Inc. , Class A
(a)
......... 7,513 396,912
Rush Enterprises, Inc. , Class B .......... 1,279 61,328
Titan Machinery, Inc.
(b)
................ 2,427 33,808
Transcat, Inc.
(b)
..................... 1,092 131,881
Willis Lease Finance Corp. ............. 318 47,322
Xometry, Inc. , Class A
(a) (b)
.............. 5,340 98,096
7,798,664
Security
Shares
Shares Value
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(b)
....... 1,324 $ 14,617
Water Utilities — 0.4%
American States Water Co. ............. 4,644 386,799
Cadiz, Inc.
(a) (b)
...................... 4,986 15,107
California Water Service Group .......... 7,241 392,607
Consolidated Water Co. Ltd. ............ 1,804 45,479
Global Water Resources, Inc. ............ 1,630 20,522
Middlesex Water Co. ................. 2,147 140,070
Pure Cycle Corp.
(b)
................... 2,785 29,994
SJW Group ........................ 4,052 235,462
York Water Co. (The) ................. 1,683 63,045
1,329,085
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(b)
....................... 8,210 58,948
Spok Holdings, Inc. .................. 2,030 30,572
Telephone & Data Systems, Inc. .......... 12,441 289,253
378,773
Total Common Stocks — 99 .4%
(Cost: $ 263,073,853 ) .............................. 334,506,579
Rights
Biotechnology — 0.0%
(b)
Contra Aduro Biotech I, CVR
(d)
.......... 1,703 818
Contra Chinook Therape, CVR
(d)
......... 7,079 5,946
Icosavax, Inc., CVR .................. 3,727 1,155
Inhibrx, Inc., CVR
(d)
.................. 4,257 4,768
Oncternal Therapeutics, Inc., CVR
(d)
....... 105 108
12,795
Oil, Gas & Consumable Fuels — 0.0%
Empire Petroleum Corp. ( Expires 10/16/24 ,
Strike Price USD 5.05 )
(b)
............. 1,616 20
Total Rights — 0 .0%
(Cost: $ 10,009 ) ................................. 12,815
Warrants
Health Care Equipment & Supplies — 0 .0%
(a) (b)
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/26/29 , Strike Price USD 1.00 ) .. 202 661
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 , Strike Price USD 1.00 ) .. 202 660
Total Warrants — 0 .0%
(Cost: $ — ) ..................................... 1,321
Total Long-Term Investments — 99.4%
(Cost: $ 263,083,862 ) .............................. 334,520,715

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 14.9%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.05%
(h)
.................. 48,169,384 $ 48,207,920
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83% .................... 1,912,291 1,912,291
Total Short-Term Securities — 14 .9%
(Cost: $ 50,117,617 ) ............................... 50,120,211
Total Investments — 114 .3%
(Cost: $ 313,201,479 ) .............................. 384,640,926
Liabilities in Excess of Other Assets — (14.3) % ............ (48,025,969)
Net Assets — 100.0% ...............................
$ 336,614,957
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,045, representing less than 0.05% of its net assets as of period end, and an original cost of $82,679.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 48,192,902
(a)
$ — $ 12,424 $ 2,594 $ 48,207,920 48,169,384 $ 262,831
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,260,930 651,361
(a)
— — — 1,912,291 1,912,291 74,590 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 58,249,337 — (58,241,766)
(a)
(6,796) (775) — — — —
$ 5,628 $ 1,819 $ 50,120,211 $ 337,421 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Small Cap Index V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 22 12/20/24 $ 2,474 $ 46,920
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 3,844,218 $ — $ — $ 3,844,218
Air Freight & Logistics .................................... 596,433 — — 596,433
Automobile Components .................................. 4,169,518 — — 4,169,518
Automobiles .......................................... 222,549 — — 222,549
Banks ............................................... 32,757,081 — — 32,757,081
Beverages ........................................... 956,762 — — 956,762
Biotechnology ......................................... 30,162,664 — — 30,162,664
Broadline Retail ........................................ 74,902 — — 74,902
Building Products ....................................... 5,104,386 — — 5,104,386
Capital Markets ........................................ 5,643,880 — — 5,643,880
Chemicals ............................................ 6,620,463 — — 6,620,463
Commercial Services & Supplies ............................. 5,771,139 — — 5,771,139
Communications Equipment ................................ 2,139,794 — — 2,139,794
Construction & Engineering ................................ 5,326,126 — — 5,326,126
Construction Materials .................................... 1,377,833 — — 1,377,833
Consumer Finance ...................................... 2,797,623 — — 2,797,623
Consumer Staples Distribution & Retail ........................ 2,651,300 — — 2,651,300
Containers & Packaging .................................. 863,317 — — 863,317
Distributors ........................................... 183,708 — — 183,708
Diversified Consumer Services .............................. 3,091,688 — — 3,091,688
Diversified REITs ....................................... 2,294,804 — — 2,294,804
Diversified Telecommunication Services ........................ 2,402,857 — — 2,402,857
Electric Utilities ........................................ 2,631,086 — — 2,631,086
Electrical Equipment ..................................... 4,244,261 — — 4,244,261
Electronic Equipment, Instruments & Components ................. 9,981,566 — — 9,981,566

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Small Cap Index V.I. Fund

Level 1 Level 2 Level 3 Total
Energy Equipment & Services .............................. $ 7,122,977 $ — $ — $ 7,122,977
Entertainment ......................................... 1,684,031 — — 1,684,031
Financial Services ...................................... 9,139,123 — — 9,139,123
Food Products ......................................... 3,251,400 — — 3,251,400
Gas Utilities ........................................... 3,358,894 — — 3,358,894
Ground Transportation ................................... 1,569,874 — — 1,569,874
Health Care Equipment & Supplies ........................... 10,952,205 — — 10,952,205
Health Care Providers & Services ............................ 9,505,762 — — 9,505,762
Health Care REITs ...................................... 2,362,973 — — 2,362,973
Health Care Technology .................................. 1,325,760 — — 1,325,760
Hotel & Resort REITs .................................... 2,552,353 — — 2,552,353
Hotels, Restaurants & Leisure .............................. 6,222,124 — — 6,222,124
Household Durables ..................................... 8,116,370 — — 8,116,370
Household Products ..................................... 1,015,443 — — 1,015,443
Independent Power and Renewable Electricity Producers ............ 725,522 — — 725,522
Industrial Conglomerates .................................. 88,959 — — 88,959
Industrial REITs ........................................ 1,811,386 — — 1,811,386
Insurance ............................................ 6,424,273 — — 6,424,273
Interactive Media & Services ............................... 1,949,299 — — 1,949,299
IT Services ........................................... 2,564,060 — — 2,564,060
Leisure Products ....................................... 1,370,030 — — 1,370,030
Life Sciences Tools & Services .............................. 903,827 — — 903,827
Machinery ............................................ 12,640,042 — — 12,640,042
Marine Transportation .................................... 1,095,866 — — 1,095,866
Media ............................................... 2,606,813 — — 2,606,813
Metals & Mining ........................................ 5,843,468 — — 5,843,468
Mortgage Real Estate Investment Trusts (REITs) .................. 3,275,787 — — 3,275,787
Multi-Utilities .......................................... 1,416,400 — — 1,416,400
Office REITs .......................................... 2,555,092 — — 2,555,092
Oil, Gas & Consumable Fuels ............................... 10,516,258 — — 10,516,258
Paper & Forest Products .................................. 432,896 — — 432,896
Passenger Airlines ...................................... 1,211,814 — — 1,211,814
Personal Care Products .................................. 875,352 — — 875,352
Pharmaceuticals ....................................... 5,790,058 7,045 — 5,797,103
Professional Services .................................... 7,756,714 — — 7,756,714
Real Estate Management & Development ....................... 2,569,157 — — 2,569,157
Residential REITs ....................................... 1,584,190 — — 1,584,190
Retail REITs .......................................... 4,388,014 — — 4,388,014
Semiconductors & Semiconductor Equipment .................... 7,482,088 — — 7,482,088
Software ............................................. 20,011,695 — — 20,011,695
Specialized REITs ...................................... 1,582,410 — — 1,582,410
Specialty Retail ........................................ 8,111,793 — — 8,111,793
Technology Hardware, Storage & Peripherals .................... 712,825 — — 712,825
Textiles, Apparel & Luxury Goods ............................ 2,052,891 — — 2,052,891
Tobacco ............................................. 540,169 — — 540,169
Trading Companies & Distributors ............................ 7,798,664 — — 7,798,664
Transportation Infrastructure ............................... 14,617 — — 14,617
Water Utilities ......................................... 1,329,085 — — 1,329,085
Wireless Telecommunication Services ......................... 378,773 — — 378,773
Rights ................................................ — 1,175 11,640 12,815
Warrants .............................................. — 1,321 — 1,321
Short-Term Securities
Money Market Funds ...................................... 50,120,211 — — 50,120,211
$ 384,619,745 $ 9,541 $ 11,640 $ 384,640,926
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 46,920 $ — $ — $ 46,920
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Small Cap Index V.I. Fund

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
REIT Real Estate Investment Trust